UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2025

Item 1. Schedule of Investments.

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 98.0%
Brazil | 9.2%
MercadoLibre, Inc. (*)	863	$2,016,779
Orizon Valorizacao de Residuos SA (*)	74,200	777,237
Pagseguro Digital Ltd., Class A	122,762	1,227,620
PRIO SA (*)	156,400	1,120,491
Rede D’Or Sao Luiz SA (#)	205,100	1,621,609
Rumo SA	207,344	622,159
TOTVS SA	249,200	2,150,548
		9,536,443
China | 29.5%
Alibaba Group Holding Ltd.	251,900	5,646,534
BYD Co. Ltd., Class H	49,300	699,163
Contemporary Amperex Technology Co. Ltd., Class A	17,400	984,010
Foxconn Industrial Internet Co. Ltd., Class A	191,400	1,789,825
Fuyao Glass Industry Group Co. Ltd., Class H (#)	126,000	1,268,584
Lenovo Group Ltd.	1,332,000	1,980,463
Minth Group Ltd.	384,000	1,668,481
OmniVision Integrated Circuits Group, Inc.	66,800	1,421,628
Ping An Insurance Group Co. of China Ltd., Class H	190,500	1,296,331
Shenzhen Inovance Technology Co. Ltd., Class A	107,790	1,270,659
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	20,800	718,375
Sungrow Power Supply Co. Ltd., Class A	63,088	1,436,331
Tencent Holdings Ltd.	79,300	6,756,026
Trip.com Group Ltd.	16,750	1,269,808
Xiaomi Corp., Class B (#), (*)	170,800	1,189,258
Yadea Group Holdings Ltd. (#)	616,000	1,097,715
		30,493,191
Greece | 0.6%
Public Power Corp. SA	40,787	673,305
India | 10.2%
Bajaj Finance Ltd.	113,340	1,275,493
Bharti Airtel Ltd.	51,959	1,100,773
HDFC Bank Ltd. ADR	71,397	2,438,921
ICICI Bank Ltd. ADR	57,665	1,743,213
MakeMyTrip Ltd. (*)	9,482	887,515
Mphasis Ltd.	31,472	941,223
Description	Shares	Fair Value
Reliance Industries Ltd.	74,796	$1,149,260
UPL Ltd.	139,316	1,029,158
		10,565,556
Indonesia | 2.4%
Bank Central Asia Tbk. PT	2,091,900	957,926
Bank Rakyat Indonesia Persero Tbk. PT	6,307,849	1,474,458
		2,432,384
Mexico | 2.9%
Arca Continental SAB de CV	102,600	1,075,777
Grupo Financiero Banorte SAB de CV, Class O	187,057	1,884,308
		2,960,085
Peru | 1.2%
Credicorp Ltd.	4,495	1,196,929
Philippines | 2.7%
BDO Unibank, Inc.	784,216	1,791,671
International Container Terminal Services, Inc.	121,669	985,715
		2,777,386
Poland | 1.9%
Allegro.eu SA (#), (*)	69,050	676,194
Benefit Systems SA	826	691,197
InPost SA (*)	47,269	580,468
		1,947,859
Portugal | 0.9%
Jeronimo Martins SGPS SA	36,435	887,591
Singapore | 1.2%
Sea Ltd. ADR (*)	7,040	1,258,259
South Africa | 3.2%
Capitec Bank Holdings Ltd.	8,497	1,711,271
Standard Bank Group Ltd.	120,278	1,647,428
		3,358,699

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio (concluded)
South Korea | 8.0%
CJ Logistics Corp.	11,033	$661,529
Samsung Electronics Co. Ltd.	90,674	5,450,086
SK Hynix, Inc.	8,471	2,118,028
		8,229,643
Taiwan | 21.4%
ASE Technology Holding Co. Ltd.	311,289	1,688,726
Bizlink Holding, Inc.	40,622	1,379,420
Hiwin Technologies Corp.	96,714	687,516
King Yuan Electronics Co. Ltd.	240,000	1,298,602
Lotes Co. Ltd.	23,687	1,204,704
MediaTek, Inc.	37,000	1,603,865
RichWave Technology Corp.	178,000	873,796
Sercomm Corp.	228,000	759,314
Taiwan Semiconductor Manufacturing Co. Ltd.	290,000	12,616,262
		22,112,205
Turkey | 0.9%
BIM Birlesik Magazalar AS	73,877	961,680
United States | 1.8%
EPAM Systems, Inc. (*)	3,550	535,305
SharkNinja, Inc. (*)	6,428	663,048
Tenaris SA ADR	17,173	614,278
		1,812,631
Total Common Stocks (Cost $58,151,899)		101,203,846
Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 2.0%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $2,112,300 United States Treasury Note, 3.875%, 08/15/34, with a fair value of $2,091,189) Proceeds of $2,050,239 (Cost $2,050,000)	$2,050	$2,050,000

Description	Shares	Fair Value
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $108,883)	108,883	$108,883
Total Investments | 100.1% (Cost $60,310,782)		$103,362,729
Liabilities in Excess of Cash and Other Assets | (0.1)%		(83,560)
Net Assets | 100.0%		$103,279,169

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 5.7% of net assets of the Portfolio.

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 101.3%
Argentina | 0.2%
Grupo Financiero Galicia SA ADR	11,892	$327,744
Brazil | 4.7%
Banco BTG Pactual SA	193,496	1,754,543
Itau Unibanco Holding SA ADR	253,041	1,857,321
MercadoLibre, Inc. (*)	559	1,306,349
TOTVS SA	184,800	1,594,789
		6,513,002
China | 29.7%
Alibaba Group Holding Ltd.	331,700	7,435,313
BYD Co. Ltd., Class H	71,500	1,013,999
China Merchants Bank Co. Ltd., Class H	801,000	4,818,878
Contemporary Amperex Technology Co. Ltd., Class A	54,200	3,065,135
Full Truck Alliance Co. Ltd. ADR	109,650	1,422,161
Innovent Biologics, Inc. (#), (*)	156,500	1,948,877
Lenovo Group Ltd.	1,594,000	2,370,013
Shenzhen Inovance Technology Co. Ltd., Class A	164,799	1,942,697
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	31,400	1,084,470
Tencent Holdings Ltd.	115,792	9,864,991
Trip.com Group Ltd.	24,200	1,834,588
Weichai Power Co. Ltd., Class H	653,000	1,171,233
Xiaomi Corp., Class B (#), (*)	264,600	1,842,375
Yum China Holdings, Inc.	29,400	1,290,914
		41,105,644
Ghana | 0.4%
Kosmos Energy Ltd. (*)	332,708	552,295
Greece | 3.4%
GEK Terna SA	57,959	1,520,836
Jumbo SA	28,399	973,149
National Bank of Greece SA	150,713	2,195,187
		4,689,172
India | 16.4%
Bharti Airtel Ltd.	117,375	2,486,637
Description	Shares	Fair Value
HDFC Bank Ltd. ADR	90,447	$3,089,670
Hindalco Industries Ltd.	143,876	1,234,961
ICICI Bank Ltd. ADR	80,549	2,434,996
InterGlobe Aviation Ltd. (#)	24,140	1,521,400
ITC Hotels Ltd. (*)	28,248	72,319
ITC Ltd.	288,588	1,305,230
Larsen & Toubro Ltd.	24,880	1,025,426
Lodha Developers Ltd. (#)	117,834	1,509,365
MakeMyTrip Ltd. (*)	11,583	1,084,169
Polycab India Ltd.	13,134	1,080,248
Reliance Industries Ltd.	129,461	1,989,201
Supreme Industries Ltd.	21,332	1,013,839
Tata Consultancy Services Ltd.	31,356	1,020,217
Thermax Ltd.	30,001	1,071,232
Welspun Living Ltd.	608,645	786,587
		22,725,497
Indonesia | 0.8%
Bank Central Asia Tbk. PT	2,369,700	1,085,136
Mexico | 3.5%
Arca Continental SAB de CV	91,945	964,058
Corp. Inmobiliaria Vesta SAB de CV ADR	33,583	950,063
Grupo Financiero Banorte SAB de CV, Class O	170,277	1,715,276
Kimberly-Clark de Mexico SAB de CV, Class A	546,774	1,156,634
		4,786,031
Peru | 1.1%
Credicorp Ltd.	5,773	1,537,234
Philippines | 1.7%
BDO Unibank, Inc.	382,791	874,550
International Container Terminal Services, Inc.	181,520	1,470,604
		2,345,154
Portugal | 0.9%
Jeronimo Martins SGPS SA	48,824	1,189,399
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	45,259	0

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio (continued)
Sberbank of Russia PJSC (*), (¢)	213,889	$0
		0
Saudi Arabia | 2.6%
Saudi Arabian Oil Co. (#)	300,349	1,974,117
Saudi National Bank	155,716	1,630,208
		3,604,325
Singapore | 0.9%
Sea Ltd. ADR (*)	6,619	1,183,014
South Africa | 4.2%
Anglo American PLC	59,763	2,250,072
Bidvest Group Ltd.	71,518	877,466
Capitec Bank Holdings Ltd.	6,508	1,310,692
Shoprite Holdings Ltd.	83,801	1,330,661
		5,768,891
South Korea | 10.5%
Coway Co. Ltd.	21,213	1,486,067
Kia Corp.	23,497	1,689,032
Samsung Electronics Co. Ltd.	98,911	5,945,182
Shinhan Financial Group Co. Ltd.	52,693	2,649,980
SK Hynix, Inc.	10,920	2,730,358
		14,500,619
Taiwan | 16.9%
Accton Technology Corp.	50,000	1,731,085
ASE Technology Holding Co. Ltd.	193,000	1,047,015
MediaTek, Inc.	48,000	2,080,690
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	32,161	8,982,246
Taiwan Semiconductor Manufacturing Co. Ltd.	218,000	9,483,949
		23,324,985
United Arab Emirates | 2.5%
Adnoc Gas PLC	1,776,622	1,714,113
Emaar Properties PJSC	503,360	1,789,254
		3,503,367
Description	Shares	Fair Value
United Kingdom | 0.9%
Unilever PLC ADR	22,007	$1,304,575
Total Common Stocks (Cost $92,836,998)		140,046,084

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 0.8%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $1,133,400 United States Treasury Note, 3.875%, 08/15/34, with a fair value of $1,122,043) Proceeds of $1,100,128 (Cost $1,100,000)	$1,100	$1,100,000

Description	Shares	Fair Value
Short-Term Investments | 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $65,672)	65,672	$65,672
Total Investments | 102.1% (Cost $94,002,670)		$141,211,756
Liabilities in Excess of Cash and Other Assets | (2.1)%		(2,865,860)
Net Assets | 100.0%		$138,345,896

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 6.4% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio
Common Stocks | 97.4%
Brazil | 0.8%
Cia De Sanena Do Parana	340,300	$2,368,945
Telefonica Brasil SA	190,760	1,221,136
TOTVS SA	98,100	846,584
		4,436,665
Chile | 0.1%
Latam Airlines Group SA ADR	14,971	677,438
China | 31.7%
Agricultural Bank of China Ltd., Class H	2,647,000	1,783,660
Alibaba Group Holding Ltd.	1,050,000	23,536,566
Alibaba Health Information Technology Ltd. (*)	1,074,000	920,468
Aluminum Corp. of China Ltd., Class H	1,532,000	1,593,864
Atour Lifestyle Holdings Ltd. ADR	21,966	825,702
Bank of China Ltd., Class H	4,247,000	2,327,267
Bank of Hangzhou Co. Ltd., Class A	715,700	1,535,308
Bank of Ningbo Co. Ltd., Class A	277,800	1,031,518
Bank of Shanghai Co. Ltd., Class A	2,611,756	3,287,508
BeOne Medicines Ltd. ADR (*)	6,657	2,268,040
Bilibili, Inc., Class Z (*)	34,020	964,509
BOC Aviation Ltd. (#)	116,300	1,041,762
BYD Co. Ltd., Class H	349,500	4,956,541
China Construction Bank Corp., Class H	1,406,000	1,353,064
China Hongqiao Group Ltd.	557,500	1,895,810
China Life Insurance Co. Ltd., Class H	751,000	2,140,031
China Merchants Bank Co. Ltd., Class H	261,500	1,573,204
China Nonferrous Mining Corp. Ltd.	562,000	1,084,126
China Pacific Insurance Group Co. Ltd., Class H	391,800	1,557,461
China Resources Beer Holdings Co. Ltd.	475,000	1,676,320
China Tower Corp. Ltd., Class H (#)	699,200	1,032,251
Chongqing Rural Commercial Bank Co. Ltd., Class H	4,514,000	3,484,998
CITIC Ltd.	450,000	660,374
Contemporary Amperex Technology Co. Ltd., Class A	33,280	1,882,061
FinVolution Group ADR	128,880	949,846
Geely Automobile Holdings Ltd.	445,000	1,118,863
H World Group Ltd. ADR	30,051	1,175,295
Haier Smart Home Co. Ltd., Class H	481,600	1,571,668
Hengan International Group Co. Ltd.	211,000	689,326
Hithink RoyalFlush Information Network Co. Ltd., Class A	16,400	855,789
Huaneng Power International, Inc., Class H	1,730,000	1,203,973
Description	Shares	Fair Value
Huaxia Bank Co. Ltd., Class A	1,665,700	$1,539,929
Industrial & Commercial Bank of China Ltd., Class H	1,540,000	1,137,038
Innovent Biologics, Inc. (#), (*)	130,500	1,625,102
JD Health International, Inc. (#), (*)	89,950	769,391
JD Logistics, Inc. (#), (*)	998,000	1,686,558
JD.com, Inc., Class A	229,704	4,014,592
JF SmartInvest Holdings Ltd.	84,500	810,786
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,087,130	1,044,598
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H	62,000	709,055
Kanzhun Ltd. ADR (*)	72,265	1,688,110
KE Holdings, Inc. ADR	29,830	566,770
Kingsoft Corp. Ltd.	305,400	1,361,632
Kuaishou Technology (#)	345,300	3,759,825
LexinFintech Holdings Ltd. ADR	147,568	786,538
Li Auto, Inc. ADR (*)	30,660	776,924
Loncin Motor Co. Ltd., Class A	581,500	981,314
Meitu, Inc. (#)	960,500	1,145,738
Meituan, Class B (#), (*)	269,270	3,603,084
Midea Group Co. Ltd., Class A	275,500	2,813,303
NetEase, Inc.	188,500	5,731,111
New China Life Insurance Co. Ltd., Class H	335,100	1,992,580
PDD Holdings, Inc. ADR (*)	41,340	5,463,908
People’s Insurance Co. Group of China Ltd., Class H	1,652,000	1,443,897
PetroChina Co. Ltd., Class H	802,000	729,728
PICC Property & Casualty Co. Ltd., Class H	1,044,000	2,360,940
Ping An Insurance Group Co. of China Ltd., Class H	810,500	5,515,362
Pop Mart International Group Ltd. (#)	95,000	3,248,533
Qfin Holdings, Inc. ADR	40,359	1,161,532
Rockchip Electronics Co. Ltd., Class A	21,500	680,758
Satellite Chemical Co. Ltd., Class A	374,200	1,018,177
Shanghai Amarsoft Information & Technology Co. Ltd., Class A	85,900	597,318
Shenzhou International Group Holdings Ltd.	84,100	666,255
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	1,099,800	1,172,939
Sunshine Insurance Group Co. Ltd., Class H	522,000	257,581
Tencent Holdings Ltd.	363,500	30,968,670
Tencent Music Entertainment Group ADR	60,845	1,420,122
Trip.com Group Ltd. ADR	33,364	2,508,973
Uni-President China Holdings Ltd.	2,095,000	2,216,020
Vipshop Holdings Ltd. ADR	57,607	1,131,402
Wuxi Biologics Cayman, Inc. (#), (*)	167,500	883,564
Xiaomi Corp., Class B (#), (*)	1,183,000	8,237,071
Yutong Bus Co. Ltd., Class A	423,500	1,618,639

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Zhejiang NHU Co. Ltd., Class A	348,800	$1,168,205
Zijin Mining Group Co. Ltd., Class H	614,000	2,575,607
		187,566,352
Egypt | 0.3%
Commercial International Bank - Egypt (CIB) GDR	936,293	1,891,312
Greece | 0.8%
Alpha Bank SA	524,586	2,236,779
National Bank of Greece SA	54,483	793,564
OPAP SA	75,166	1,754,176
		4,784,519
Hungary | 1.0%
Magyar Telekom Telecommunications PLC	209,876	1,120,769
OTP Bank Nyrt	51,836	4,489,419
		5,610,188
India | 15.4%
Acutaas Chemicals Ltd.	42,806	635,426
Adani Ports & Special Economic Zone Ltd.	100,331	1,586,328
Ajanta Pharma Ltd.	25,405	688,572
Alkem Laboratories Ltd.	10,139	619,966
Axis Bank Ltd.	108,629	1,384,933
Axis Bank Ltd. GDR	44,492	2,847,546
Bajaj Finance Ltd.	205,984	2,318,079
Bank of Baroda	868,623	2,529,881
Bharat Electronics Ltd.	214,483	975,907
Bharat Petroleum Corp. Ltd.	163,850	626,901
Britannia Industries Ltd.	30,244	2,040,966
Canara Bank	2,753,252	3,836,762
Cipla Ltd.	150,188	2,543,120
Force Motors Ltd.	2,881	545,465
Gillette India Ltd.	9,036	964,919
HCL Technologies Ltd.	145,483	2,270,131
HDFC Bank Ltd. ADR	118,142	4,035,731
HDFC Bank Ltd.	282,932	3,031,318
Hero MotoCorp Ltd.	28,673	1,767,752
Hindalco Industries Ltd.	177,708	1,525,358
Hindustan Aeronautics Ltd.	20,570	1,099,795
Hindustan Petroleum Corp. Ltd.	205,070	1,024,332
Hyundai Motor India Ltd.	94,895	2,763,410
Indian Oil Corp. Ltd.	361,533	610,014
Description	Shares	Fair Value
Indus Towers Ltd. (*)	736,089	$2,843,432
Infosys Ltd.	236,904	3,848,757
Jindal Saw Ltd.	310,453	709,433
JK Cement Ltd.	9,094	645,355
Karur Vysya Bank Ltd.	328,865	781,330
LIC Housing Finance Ltd.	264,641	1,684,517
Life Insurance Corp. of India	140,738	1,427,221
Lloyds Metals & Energy Ltd.	66,998	924,507
Lupin Ltd.	108,567	2,342,642
Manappuram Finance Ltd.	300,684	951,153
Marico Ltd.	119,862	941,664
National Aluminium Co. Ltd.	425,714	1,027,399
Nava Ltd.	161,622	1,185,448
Oberoi Realty Ltd.	65,855	1,173,411
Power Finance Corp. Ltd.	269,918	1,247,412
Reliance Industries Ltd.	72,915	1,120,358
Reliance Industries Ltd. GDR (#)	36,737	2,241,812
Solar Industries India Ltd.	6,535	980,965
South Indian Bank Ltd.	1,897,761	618,835
State Bank of India	175,707	1,726,720
State Bank of India GDR	41,060	4,036,623
Sun Pharmaceutical Industries Ltd.	185,756	3,339,163
Tata Motors Ltd.	641,901	4,918,786
Torrent Pharmaceuticals Ltd.	76,710	3,113,817
Union Bank of India Ltd.	1,335,173	2,083,330
Vedanta Ltd.	311,244	1,633,267
WAAREE Energies Ltd.	19,261	722,184
Yes Bank Ltd. (*)	2,893,853	694,082
		91,236,235
Indonesia | 1.1%
Aneka Tambang Tbk. PT	6,331,800	1,204,903
Bank Central Asia Tbk. PT	1,340,100	613,660
Bank Rakyat Indonesia Persero Tbk. PT	10,871,400	2,541,188
Indofood Sukses Makmur Tbk. PT	1,908,200	827,559
Sumber Alfaria Trijaya Tbk. PT	5,771,900	670,802
Telkom Indonesia Persero Tbk. PT ADR	46,295	871,272
		6,729,384
Malaysia | 1.4%
99 Speed Mart Retail Holdings Bhd.	170,800	111,202
CIMB Group Holdings Bhd.	1,371,400	2,392,028
KPJ Healthcare Bhd.	1,644,300	1,076,061
Sime Darby Bhd.	1,448,500	786,100

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
SP Setia Bhd. Group	1,202,600	$294,668
Sunway Construction Group Bhd.	822,700	1,182,776
Tenaga Nasional Bhd.	415,900	1,306,833
Westports Holdings Bhd.	894,100	1,138,339
		8,288,007
Mexico | 1.3%
Alfa SAB de CV, Class A	1,345,600	1,078,625
Cemex SAB de CV ADR	154,294	1,387,103
Gentera SAB de CV	998,100	2,588,242
Grupo Financiero Inbursa SAB de CV, Class O	217,700	598,650
Grupo Mexico SAB de CV Series B	165,300	1,441,653
Industrias Penoles SAB de CV (*)	18,300	817,897
		7,912,170
Peru | 0.3%
Cia de Minas Buenaventura SAA ADR	36,387	885,296
Credicorp Ltd.	4,072	1,084,292
		1,969,588
Philippines | 0.8%
International Container Terminal Services, Inc.	492,920	3,993,445
Metropolitan Bank & Trust Co.	521,470	610,008
		4,603,453
Poland | 1.4%
Asseco Poland SA	15,831	873,225
KGHM Polska Miedz SA (*)	16,450	725,731
ORLEN SA	53,336	1,269,627
PGE Polska Grupa Energetyczna SA (*)	779,512	2,303,901
Tauron Polska Energia SA (*)	581,157	1,455,604
Zabka Group SA	258,210	1,666,890
		8,294,978
Qatar | 0.2%
Gulf International Services QSC	1,117,904	968,763
Russia | 0.0%
PhosAgro PJSC (*), (¢), (‡)	42	0
Severstal PAO GDR (*), (¢)	9,589	0
		0

Description	Shares	Fair Value
Saudi Arabia | 2.4%
Almarai Co. JSC	83,802	$1,125,020
Co. for Cooperative Insurance	49,314	1,793,252
Electrical Industries Co.	1,219,510	3,561,359
Etihad Etisalat Co.	197,802	3,573,657
Saudi Arabian Oil Co. (#)	130,912	860,451
Saudi Awwal Bank	72,219	618,997
Saudi Electricity Co.	454,191	1,841,166
Saudi National Bank	62,522	654,550
		14,028,452
South Africa | 2.1%
Gold Fields Ltd. ADR	120,789	5,068,306
Harmony Gold Mining Co. Ltd. ADR	173,110	3,141,947
Investec Ltd.	90,333	670,709
Naspers Ltd., N Shares	3,742	1,360,200
Telkom SA SOC Ltd.	367,147	1,086,584
Tiger Brands Ltd.	61,281	1,095,393
		12,423,139
South Korea | 11.8%
Alteogen, Inc. (*)	1,860	609,725
CJ CheilJedang Corp.	4,634	763,298
Han Kuk Carbon Co. Ltd.	41,197	960,413
Hana Financial Group, Inc.	62,070	3,877,556
Hanwha Aerospace Co. Ltd.	900	709,835
HD Hyundai Co. Ltd.	23,241	2,579,482
HD Hyundai Electric Co. Ltd.	5,376	2,242,381
HD Hyundai Heavy Industries Co. Ltd.	3,903	1,435,536
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	11,839	3,482,713
Hyundai Mobis Co. Ltd.	6,889	1,472,804
Hyundai Rotem Co. Ltd.	6,838	1,069,495
Kakao Corp.	13,945	596,027
KB Financial Group, Inc.	29,373	2,425,846
Kia Corp.	24,783	1,781,473
KIWOOM Securities Co. Ltd.	7,385	1,301,406
Korea Electric Power Corp.	156,077	4,024,306
LG Chem Ltd.	3,178	632,447
LIG Nex1 Co. Ltd.	2,533	925,030
Meritz Financial Group, Inc.	16,276	1,315,397
Mirae Asset Securities Co. Ltd.	148,836	2,283,287
Samsung Electronics Co. Ltd. GDR (#)	12,322	18,409,068
Samsung Electronics Co. Ltd. GDR	1,588	2,385,459

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
SK Hynix, Inc.	36,027	$9,007,932
Woori Financial Group, Inc.	300,782	5,575,067
		69,865,983
Taiwan | 19.3%
Accton Technology Corp.	64,000	2,215,789
Arcadyan Technology Corp.	203,000	1,465,277
Asia Vital Components Co. Ltd.	59,000	1,915,041
Asustek Computer, Inc.	88,000	1,933,315
Bizlink Holding, Inc.	51,296	1,741,882
Chunghwa Precision Test Tech Co. Ltd.	36,000	2,259,703
Compeq Manufacturing Co. Ltd.	121,000	291,404
CyberPower Systems, Inc.	100,000	687,879
Daxin Materials Corp.	79,000	1,021,709
Delta Electronics, Inc.	464,000	13,006,670
Eternal Materials Co. Ltd.	55,000	73,356
Evergreen Marine Corp. Taiwan Ltd.	164,000	964,136
Genius Electronic Optical Co. Ltd.	44,000	616,384
Global Unichip Corp.	22,000	973,925
Hon Hai Precision Industry Co. Ltd.	117,000	833,638
International Games System Co. Ltd.	98,000	2,537,546
Lotes Co. Ltd.	13,000	661,171
MediaTek, Inc.	186,000	8,062,675
President Chain Store Corp.	256,000	2,084,287
Realtek Semiconductor Corp.	236,000	4,267,302
Silicon Motion Technology Corp. ADR	9,056	858,599
Sunonwealth Electric Machine Industry Co. Ltd.	266,000	1,107,593
Taiwan Semiconductor Manufacturing Co. Ltd.	1,387,000	60,340,538
Wiselink Co. Ltd.	222,582	1,486,062
Yankey Engineering Co. Ltd.	54,200	791,201
Zhen Ding Technology Holding Ltd.	339,000	1,858,942
		114,056,024
Thailand | 2.2%
Advanced Info Service PCL	174,800	1,569,721
Bangkok Bank PCL (‡)	706,700	3,249,446
Bangkok Dusit Medical Services PCL NVDR	1,589,900	1,006,271
Charoen Pokphand Foods PCL NVDR	1,275,200	877,837
Delta Electronics Thailand PCL NVDR	363,400	1,779,023
PTT Exploration & Production PCL (‡)	771,500	2,749,830
Srisawad Corp. PCL (‡)	792,500	733,683
TMBThanachart Bank PCL	22,158,200	1,299,200
		13,265,011
Description	Shares	Fair Value
Turkey | 0.4%
Ford Otomotiv Sanayi AS	475,955	$1,134,248
Turk Hava Yollari AO	126,774	960,871
		2,095,119
United Arab Emirates | 1.9%
Abu Dhabi Commercial Bank PJSC	443,009	1,759,015
Abu Dhabi Islamic Bank PJSC	153,460	910,354
ADNOC Drilling Co. PJSC	1,679,428	2,574,556
Adnoc Gas PLC	1,167,889	1,126,798
Aldar Properties PJSC	318,788	822,604
Emaar Development PJSC	320,436	1,173,873
Emaar Properties PJSC	776,298	2,759,446
		11,126,646
United Kingdom | 0.5%
Anglogold Ashanti PLC	40,516	2,849,490
United States | 0.2%
Titan SA	22,086	901,410
Total Common Stocks (Cost $489,444,967)		575,580,326
Preferred Stocks | 1.7%
Brazil | 1.7%
Banco Bradesco SA	2,293,600	7,623,427
Petroleo Brasileiro SA - Petrobras	436,639	2,580,988
		10,204,415
Total Preferred Stocks (Cost $9,146,924)		10,204,415

Description	Principal Amount (000)	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (concluded)
Repurchase Agreements | 0.6%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $3,431,100 United States Treasury Note, 4.250%, 05/15/35, with a fair value of $3,519,044) Proceeds of $3,450,402 (Cost $3,450,000)	$3,450	$3,450,000

Description	Shares	Fair Value
Short-Term Investments | 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $184,243)	184,243	$184,243
Total Investments | 99.7%
(Cost and short proceeds $502,226,134)		$589,418,984
Cash and Other Assets in Excess of Liabilities | 0.3%		1,945,049
Net Assets | 100.0%		$591,364,033

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 8.2% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under US Generally Accepted Accounting Principles in the United States of America hierarchy.

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 95.3%
Brazil | 11.9%
Arcos Dorados Holdings, Inc., Class A	4,439,677	$29,967,820
Banco do Brasil SA	21,796,052	90,464,519
BB Seguridade Participacoes SA	14,567,517	91,035,862
Engie Brasil Energia SA	5,376,500	41,114,857
Motiva Infraestrutura de Mobilidade SA	19,322,917	54,023,205
Petroleo Brasileiro SA - Petrobras ADR	4,866,607	61,611,245
PRIO SA (*)	6,544,700	46,887,954
Rede D’Or Sao Luiz SA (#)	7,832,100	61,923,955
Suzano SA	4,255,800	39,901,248
Vale SA ADR	6,087,639	66,111,760
Vibra Energia SA	17,342,000	80,123,966
		663,166,391
China | 20.9%
Alibaba Group Holding Ltd.	4,173,800	93,558,970
Anhui Conch Cement Co. Ltd., Class H	19,171,451	57,999,249
China Construction Bank Corp., Class H	136,132,224	131,006,871
China Medical System Holdings Ltd.	31,301,000	56,271,760
China Merchants Bank Co. Ltd., Class H	13,417,994	80,723,690
DaShenLin Pharmaceutical Group Co. Ltd., Class A	18,921,541	43,849,970
ENN Natural Gas Co. Ltd., Class A	20,512,715	51,797,967
Hengan International Group Co. Ltd.	13,094,500	42,779,032
Huayu Automotive Systems Co. Ltd., Class A	15,669,960	45,044,175
Lenovo Group Ltd.	46,470,000	69,093,165
Midea Group Co. Ltd., Class A	5,650,499	57,700,786
NetEase, Inc.	2,103,800	63,963,450
Ping An Insurance Group Co. of China Ltd., Class H	11,139,000	75,799,657
Sinopharm Group Co. Ltd., Class H	30,787,214	72,665,583
Tencent Holdings Ltd.	706,800	60,216,386
Tingyi Cayman Islands Holding Corp.	35,120,000	47,143,289
Want Want China Holdings Ltd.	74,168,000	50,419,096
Weichai Power Co. Ltd., Class H	34,583,288	62,029,241
		1,162,062,337
Egypt | 0.9%
Commercial International Bank - Egypt (CIB) GDR	23,467,141	47,392,042
Greece | 2.3%
National Bank of Greece SA	5,563,110	81,028,631
Description	Shares	Fair Value
OPAP SA	1,969,082	$45,953,190
		126,981,821
Hong Kong | 0.9%
ASMPT Ltd.	4,663,200	49,168,185
Hungary | 2.6%
MOL Hungarian Oil & Gas PLC	6,191,387	50,295,752
OTP Bank Nyrt	1,096,964	95,005,985
		145,301,737
India | 5.9%
Axis Bank Ltd.	3,145,524	40,102,927
Indus Towers Ltd. (*)	22,264,059	86,003,634
Infosys Ltd. ADR	4,895,097	79,643,228
Tata Consultancy Services Ltd.	1,959,663	63,760,734
UPL Ltd.	7,968,929	58,868,256
		328,378,779
Indonesia | 4.1%
Astra International Tbk. PT	159,291,500	55,258,206
Bank Mandiri Persero Tbk. PT	188,067,584	49,808,241
Telkom Indonesia Persero Tbk. PT ADR	4,330,578	81,501,478
United Tractors Tbk. PT	24,240,100	39,025,726
		225,593,651
Mexico | 7.7%
America Movil SAB de CV ADR	3,720,700	78,134,700
Cemex SAB de CV ADR	4,354,462	39,146,614
Grupo Aeroportuario del Pacifico SAB de CV ADR	298,190	70,727,686
Grupo Financiero Banorte SAB de CV, Class O	9,665,037	97,360,200
Grupo Mexico SAB de CV Series B	5,997,185	52,304,059
Kimberly-Clark de Mexico SAB de CV, Class A	23,959,595	50,683,633
Ternium SA ADR	1,176,782	40,869,639
		429,226,531
Peru | 0.9%
Credicorp Ltd.	181,477	48,323,696
Philippines | 0.8%
International Container Terminal Services, Inc.	5,809,940	47,069,868

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (continued)
Poland | 0.1%
InPost SA (*)	307,608	$3,777,458
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	4,695,624	5
Sberbank of Russia PJSC (*), (¢)	13,596,421	13
		18
South Africa | 6.6%
Bidvest Group Ltd.	3,959,300	48,577,291
Kumba Iron Ore Ltd.	883,198	16,618,985
Life Healthcare Group Holdings Ltd.	52,731,114	35,495,813
Nedbank Group Ltd.	5,088,572	62,847,410
Sanlam Ltd.	12,977,762	62,824,823
Standard Bank Group Ltd.	5,394,604	73,889,008
Vodacom Group Ltd.	8,910,385	68,798,619
		369,051,949
South Korea | 10.8%
Coway Co. Ltd.	777,177	54,444,764
Hyundai Mobis Co. Ltd.	220,201	47,076,930
KB Financial Group, Inc.	1,150,000	94,975,768
Kia Corp.	865,178	62,191,489
KT Corp.	1,389,889	50,048,608
KT&G Corp.	424,965	40,444,887
Shinhan Financial Group Co. Ltd.	1,958,368	98,488,157
SK Hynix, Inc.	606,748	151,706,913
		599,377,516
Taiwan | 14.3%
ASE Technology Holding Co. Ltd.	18,484,000	100,274,711
Globalwafers Co. Ltd.	4,449,000	68,775,389
MediaTek, Inc.	2,018,000	87,475,683
Novatek Microelectronics Corp.	3,586,000	50,236,609
Quanta Computer, Inc.	9,079,000	86,656,413
Taiwan Semiconductor Manufacturing Co. Ltd.	5,656,913	246,100,341
Wiwynn Corp.	788,000	85,681,467
Yageo Corp.	12,502,076	69,962,311
		795,162,924
Description	Shares	Fair Value
Thailand | 1.5%
Kasikornbank PCL	9,300,354	$48,102,536
PTT Exploration & Production PCL (‡)	9,162,400	32,657,219
		80,759,755
Turkey | 1.0%
BIM Birlesik Magazalar AS	4,230,904	55,074,991
United Kingdom | 0.9%
Unilever PLC	869,038	51,588,160
United States | 1.2%
Schlumberger NV	1,890,728	64,984,321
Total Common Stocks (Cost $4,258,016,983)		5,292,442,130

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 4.2%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $227,321,600 United States Treasury Notes, 4.250% to 4.625%, 02/15/35 to 05/15/35, with a fair value of $237,558,160) Proceeds of $232,927,107 (Cost $232,900,000)	$232,900	$232,900,000

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (concluded)
Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $12,265,310)	12,265,310	$12,265,310
Total Investments | 99.7% (Cost $4,503,182,293)		$5,537,607,440
Cash and Other Assets in Excess of Liabilities | 0.3%		16,275,082
Net Assets | 100.0%		$5,553,882,522

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 1.1% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under US Generally Accepted Accounting Principles in the United States of America hierarchy.

Description	Shares	Fair Value
Lazard Equity Franchise Portfolio
Common Stocks | 94.9%
France | 10.0%
Edenred SE	99,036	$2,359,813
FDJ UNITED	68,467	2,294,228
		4,654,041
Germany | 1.5%
Carl Zeiss Meditec AG	14,310	709,063
Israel | 2.8%
Nice Ltd. ADR (*)	9,112	1,319,235
Italy | 10.3%
Nexi SpA (#)	515,882	2,919,782
Snam SpA	308,808	1,855,553
		4,775,335
Japan | 5.3%
Secom Co. Ltd.	23,565	863,966
Unicharm Corp.	243,500	1,587,677
		2,451,643
Luxembourg | 3.9%
SES SA	238,568	1,820,649
Switzerland | 1.4%
SGS SA	6,266	651,761
United Kingdom | 19.9%
Bunzl PLC	57,521	1,815,906
Diageo PLC	16,696	397,462
National Grid PLC	130,936	1,887,651
Rentokil Initial PLC	289,175	1,461,270
Severn Trent PLC	53,274	1,856,597
United Utilities Group PLC	119,639	1,844,398
		9,263,284
Description	Shares	Fair Value
United States | 39.8%
Baxter International, Inc.	80,920	$1,842,548
Brightstar Lottery PLC	196,679	3,392,713
Cognizant Technology Solutions Corp., Class A	13,272	890,153
Dentsply Sirona, Inc.	149,269	1,894,224
Fiserv, Inc. (*)	17,682	2,279,740
H&R Block, Inc.	44,603	2,255,574
Henry Schein, Inc. (*)	6,888	457,156
Kenvue, Inc.	52,440	851,101
Omnicom Group, Inc.	40,056	3,265,766
PayPal Holdings, Inc. (*)	20,334	1,363,598
		18,492,573
Total Common Stocks (Cost $45,434,620)		44,137,584
Preferred Stocks | 3.9%
Germany | 3.9%
Henkel AG & Co. KGaA (Cost $1,794,767)	22,568	1,821,618

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 0.9%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $407,800 United States Treasury Note, 4.250%, 05/15/35, with a fair value of $418,300) Proceeds of $410,048 (Cost $410,000)	$410	$410,000

Description	Shares	Fair Value
Lazard Equity Franchise Portfolio (concluded)
Short-Term Investments | 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $21,636)	21,636	$21,636
Total Investments | 99.7% (Cost $47,661,023)		$46,390,838
Cash and Other Assets in Excess of Liabilities | 0.3%		137,314
Net Assets | 100.0%		$46,528,152

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 6.3% of net assets of the Portfolio.

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio
Common Stocks | 97.9%
Australia | 1.0%
Computershare Ltd.	34,662	$832,825
Canada | 2.9%
Dollarama, Inc.	8,670	1,143,416
Toromont Industries Ltd.	10,490	1,164,701
		2,308,117
China | 1.6%
Tencent Holdings Ltd.	15,023	1,279,896
Denmark | 1.1%
Carlsberg AS, Class B	3,925	456,307
Zealand Pharma AS (*)	5,502	400,569
		856,876
Finland | 1.0%
Kone OYJ, Class B	11,918	813,135
France | 3.4%
EssilorLuxottica SA	2,487	811,199
Legrand SA	5,625	938,314
LVMH Moet Hennessy Louis Vuitton SE	1,156	707,338
Pernod Ricard SA	3,381	332,438
		2,789,289
Hong Kong | 1.7%
AIA Group Ltd.	68,983	661,218
Techtronic Industries Co. Ltd.	56,500	724,856
		1,386,074
India | 1.1%
HDFC Bank Ltd. ADR	26,641	910,057
Ireland | 1.8%
Accenture PLC, Class A	5,985	1,475,901
Description	Shares	Fair Value
Japan | 5.5%
FANUC Corp.	22,900	$652,534
Mizuho Financial Group, Inc.	45,700	1,529,576
Nintendo Co. Ltd.	5,300	454,032
Resona Holdings, Inc.	85,700	872,423
Sanrio Co. Ltd.	19,200	899,179
		4,407,744
Netherlands | 6.1%
Argenx SE ADR (*)	1,020	752,311
ASM International NV	1,442	866,803
ASML Holding NV	2,137	2,083,495
Wolters Kluwer NV	9,161	1,250,547
		4,953,156
Spain | 1.2%
Industria de Diseno Textil SA	17,815	984,211
Sweden | 1.8%
Assa Abloy AB, Class B	16,639	583,816
Hexagon AB, B Shares	70,551	846,296
		1,430,112
Switzerland | 3.5%
ABB Ltd.	27,370	1,972,657
Partners Group Holding AG	661	863,605
		2,836,262
Taiwan | 3.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,259	3,144,526
United Kingdom | 7.6%
AstraZeneca PLC	7,926	1,210,723
Coca-Cola Europacific Partners PLC	13,133	1,187,355
Diageo PLC	32,842	781,830
RELX PLC	33,115	1,586,529
Unilever PLC	22,849	1,350,653
		6,117,090

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio (concluded)
United States | 52.7%
Adobe, Inc. (*)	2,272	$801,448
Alphabet, Inc., Class A	4,856	1,180,494
Amazon.com, Inc. (*)	11,146	2,447,327
Amphenol Corp., Class A	13,988	1,731,015
Aon PLC, Class A	4,276	1,524,736
Apple, Inc.	14,346	3,652,922
Avery Dennison Corp.	2,858	463,482
Bank of America Corp.	22,102	1,140,242
Booz Allen Hamilton Holding Corp.	9,556	955,122
Charles Schwab Corp.	20,968	2,001,815
Coca-Cola Co.	18,456	1,224,002
Corpay, Inc. (*)	1,617	465,793
Danaher Corp.	5,377	1,066,044
Equifax, Inc.	3,482	893,237
HealthEquity, Inc. (*)	6,969	660,452
Intercontinental Exchange, Inc.	9,344	1,574,277
IQVIA Holdings, Inc. (*)	6,018	1,143,059
KLA Corp.	1,351	1,457,189
McDonald’s Corp.	3,187	968,497
Meta Platforms, Inc., Class A	1,075	789,458
Microsoft Corp.	6,477	3,354,762
Motorola Solutions, Inc.	2,621	1,198,557
NIKE, Inc., Class B	11,484	800,779
Procter & Gamble Co.	6,878	1,056,805
PTC, Inc. (*)	5,931	1,204,112
S&P Global, Inc.	2,784	1,355,001
Salesforce, Inc.	5,806	1,376,022
Texas Instruments, Inc.	5,941	1,091,540
Thermo Fisher Scientific, Inc.	2,697	1,308,099
United Rentals, Inc.	1,085	1,035,806
Visa, Inc., A Shares	5,597	1,910,704
Zoetis, Inc.	5,055	739,648
		42,572,446
Total Common Stocks (Cost $48,514,519)		79,097,717
Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 1.1%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $875,200 United States Treasury Note, 4.250%, 05/15/35, with a fair value of $897,654) Proceeds of $880,102 (Cost $880,000)	$880	$880,000

Description	Shares	Fair Value
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $52,020)	52,020	$52,020
Total Investments | 99.1% (Cost $49,446,539)		$80,029,737
Cash and Other Assets in Excess of Liabilities | 0.9%		705,270
Net Assets | 100.0%		$80,735,007

(*)	Non-income producing security.

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 93.0%
Australia | 4.7%
Atlas Arteria Ltd.	68,622,116	$223,299,372
Transurban Group	28,858,457	264,280,328
		487,579,700
Canada | 4.8%
Canadian National Railway Co.	5,266,970	496,685,452
France | 4.7%
Vinci SA	3,550,531	494,371,303
Germany | 1.8%
Fraport AG Frankfurt Airport Services Worldwide (*)	2,216,640	191,461,512
Hong Kong | 5.8%
CK Infrastructure Holdings Ltd.	38,467,972	252,786,502
Power Assets Holdings Ltd.	56,600,430	358,697,588
		611,484,090
Italy | 19.9%
Hera SpA	71,933,603	323,473,104
Italgas SpA (^)	55,518,592	510,840,113
Snam SpA	121,226,042	728,418,285
Terna - Rete Elettrica Nazionale	51,060,972	518,699,605
		2,081,431,107
Luxembourg | 1.5%
SES SA (^)	21,121,589	161,190,934
New Zealand | 1.1%
Auckland International Airport Ltd.	24,434,926	111,647,805
Portugal | 1.0%
REN - Redes Energeticas Nacionais SGPS SA	28,573,279	102,615,956
Description	Shares	Fair Value
Spain | 0.9%
Aena SME SA (#)	3,547,300	$97,192,198
Switzerland | 1.7%
Flughafen Zurich AG	584,875	178,647,142
United Kingdom | 18.5%
National Grid PLC	60,464,252	871,688,779
Pennon Group PLC (^)	26,547,011	167,235,137
Severn Trent PLC	12,654,271	441,000,808
United Utilities Group PLC	29,512,220	454,970,949
		1,934,895,673
United States | 26.6%
American Tower Corp. REIT	2,589,234	497,961,483
Consolidated Edison, Inc.	3,866,240	388,634,445
Crown Castle, Inc.	2,648,684	255,571,519
CSX Corp.	13,807,503	490,304,431
Exelon Corp.	10,994,142	494,846,331
Ferrovial SE	11,480,136	660,784,537
		2,788,102,746
Total Common Stocks (Cost $7,842,576,285)		9,737,305,618

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 4.3%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $457,422,400 United States Treasury Notes, 3.875% to 4.625%, 08/15/34 to 02/15/35, with a fair value of $458,286,086) Proceeds of $449,352,294 (Cost $449,300,000)	$449,300	$449,300,000

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio (continued)
Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $23,653,165)	23,653,165	$23,653,165
Total Investments | 97.5% (Cost $8,315,529,450) (»)		$10,210,258,783
Cash and Other Assets in Excess of Liabilities | 2.5%		261,429,662
Net Assets | 100.0%		$10,471,688,445

(*)	Non-income producing security.
(^)	The Investment Company Act of 1940 defines “affiliated persons” to include a portfolio company in which a portfolio owns 5% or more of the outstanding voting securities. Refer to table below all the footnotes of this Portfolio for investments in “affiliated persons”.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 0.9% of net assets of the Portfolio.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at September 30, 2025:

Currency Purchased	Quantity	Currency Sold	Quantity	Counter- party	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	62,701,776	AUD	93,788,696	BNP	12/29/25	$579,777	$—
USD	112,496,474	AUD	168,234,120	CIT	12/29/25	1,064,709	—
USD	19,556,426	AUD	29,258,361	HSB	12/29/25	176,821	—
USD	171,947,793	AUD	257,241,133	MSC	12/29/25	1,561,231	—
USD	200,432,535	AUD	299,893,820	SSB	12/29/25	1,794,485	—
USD	101,432,128	CAD	138,902,039	BNP	12/29/25	1,210,004	—
USD	62,407,736	CAD	85,457,915	CIT	12/29/25	747,203	—
USD	62,117,705	CAD	85,070,408	HSB	12/29/25	736,770	—
USD	224,281,139	CAD	306,978,081	MSC	12/29/25	2,786,944	—
USD	57,809,743	CAD	79,171,495	SCB	12/29/25	685,056	—
USD	43,226,575	CHF	33,628,905	BNP	12/29/25	546,717	—
USD	48,884,385	CHF	38,032,311	SCB	12/29/25	615,980	—
USD	86,964,501	CHF	67,652,729	SSB	12/29/25	1,103,577	—
USD	630,249,326	EUR	531,687,267	BNP	12/29/25	2,863,390	—
USD	596,723,144	EUR	503,570,209	BNY	12/29/25	2,515,070	—
USD	477,391,468	EUR	402,598,695	CAN	12/29/25	2,328,823	—
USD	623,079,446	EUR	525,606,995	CIT	12/29/25	2,868,173	—
USD	594,737,772	EUR	501,744,455	HSB	12/29/25	2,684,071	—
USD	474,760,561	EUR	400,439,069	RBC	12/29/25	2,246,254	—
USD	620,932,726	EUR	524,057,987	SSB	12/29/25	2,549,268	—
USD	396,745,952	GBP	292,386,274	CAN	12/29/25	3,494,455	—
USD	527,716,139	GBP	388,831,225	HSB	12/29/25	4,748,835	—
USD	367,955,998	GBP	271,126,642	MSC	12/29/25	3,298,120	—
USD	434,580,523	GBP	320,141,236	RBC	12/29/25	3,999,365	—
USD	200,462,354	GBP	147,764,943	SSB	12/29/25	1,722,570	—
USD	90,086,883	HKD	699,287,435	BNP	12/29/25	74,612	—
USD	110,244,269	HKD	855,782,160	HSB	12/29/25	87,999	—
USD	102,131,310	HKD	792,781,015	MSC	12/29/25	84,547	—
USD	129,485,192	HKD	1,005,115,852	SCB	12/29/25	106,691	—
USD	183,459,035	HKD	1,424,100,763	SSB	12/29/25	148,802	—
USD	102,002,846	NZD	170,296,973	HSB	12/29/25	2,939,108	—
USD	8,158,269	NZD	13,621,657	RBC	12/29/25	234,392	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$52,603,819	$—

Description	Shares	Fair Value
Lazard Global Small Cap Equity Portfolio
Common Stocks | 99.4%
Australia | 1.9%
ALS Ltd.	10,390	$137,661
AUB Group Ltd.	5,370	116,021
		253,682
Canada | 0.7%
Aurinia Pharmaceuticals, Inc. (*)	7,991	88,301
Cayman Islands | 1.4%
Bullish	2,909	185,042
Denmark | 0.7%
Zealand Pharma AS (*)	1,273	92,680
France | 3.4%
Exosens SAS	4,908	249,051
Gaztransport Et Technigaz SA	1,041	192,512
		441,563
Germany | 2.4%
AlzChem Group AG	749	132,072
CTS Eventim AG & Co. KGaA	1,935	189,686
		321,758
Greece | 2.5%
Jumbo SA	3,859	132,236
National Bank of Greece SA	13,818	201,264
		333,500
Israel | 2.1%
Next Vision Stabilized Systems Ltd.	2,943	133,477
Phoenix Financial Ltd.	3,873	145,094
		278,571
Italy | 2.8%
BFF Bank SpA (#), (*)	10,348	132,953
Lottomatica Group SpA	8,678	234,512
		367,465
Description	Shares	Fair Value
Japan | 11.2%
Asics Corp.	7,100	$185,384
BayCurrent, Inc.	2,300	135,044
Ebara Corp.	2,600	59,477
Kotobuki Spirits Co. Ltd.	6,600	80,842
Organo Corp.	3,300	252,189
Sanwa Holdings Corp.	5,300	151,870
Sugi Holdings Co. Ltd.	7,700	185,693
Toyo Suisan Kaisha Ltd.	3,600	257,651
Yonex Co. Ltd.	6,500	164,925
		1,473,075
Jersey | 1.2%
JTC PLC (#)	8,660	153,133
Mexico | 2.0%
Arca Continental SAB de CV	24,500	256,886
Spain | 1.6%
Bankinter SA	13,173	207,790
Sweden | 1.6%
Asker Healthcare Group AB	22,462	204,120
Switzerland | 1.9%
Huber & Suhner AG	757	129,923
R&S Group Holding AG	3,245	113,407
		243,330
Taiwan | 1.3%
Gold Circuit Electronics Ltd.	12,000	171,447
United Kingdom | 2.0%
Ferrari Group PLC	14,242	143,430
Volution Group PLC	13,649	116,942
		260,372

Description	Shares	Fair Value
Lazard Global Small Cap Equity Portfolio (concluded)
United States | 58.7%
ABM Industries, Inc.	3,934	$181,436
Antero Resources Corp. (*)	2,865	96,149
Arcutis Biotherapeutics, Inc. (*)	8,046	151,667
Atlas Energy Solutions, Inc.	6,658	75,702
BankUnited, Inc.	3,256	124,249
Brunswick Corp.	2,672	168,977
Cactus, Inc., Class A	1,739	68,638
Caris Life Sciences, Inc.	3,126	94,562
Coherent Corp. (*)	2,968	319,713
Credo Technology Group Holding Ltd. (*)	815	118,672
CubeSmart	4,734	192,484
DigitalOcean Holdings, Inc. (*)	11,765	401,892
Diodes, Inc. (*)	3,489	185,650
Doximity, Inc., Class A (*)	1,553	113,602
Eagle Materials, Inc.	724	168,721
EnerSys	1,324	149,559
Enovis Corp. (*)	3,226	97,877
Figure Technology Solutions, Inc., Class A	1,792	65,175
First American Financial Corp.	3,531	226,832
First Watch Restaurant Group, Inc. (*)	18,693	292,359
Floor & Decor Holdings, Inc., Class A (*)	4,065	299,591
Gates Industrial Corp. PLC (*)	4,695	116,530
Gentherm, Inc. (*)	4,082	139,033
Graphic Packaging Holding Co.	5,561	108,829
Guardian Pharmacy Services, Inc., Class A (*)	4,553	119,425
Janus International Group, Inc. (*)	14,461	142,730
Kura Sushi USA, Inc., Class A (*)	1,476	87,689
Landstar System, Inc.	780	95,597
Legence Corp., Class A	3,078	94,833
Lumentum Holdings, Inc. (*)	1,134	184,513
Maravai LifeSciences Holdings, Inc., Class A (*)	31,989	91,808
Meritage Homes Corp.	2,356	170,645
Middleby Corp. (*)	1,087	144,495
NIQ Global Intelligence PLC	6,819	107,058
Onto Innovation, Inc. (*)	1,146	148,086
Rambus, Inc. (*)	1,840	191,728
RH (*)	1,569	318,758
Roku, Inc. (*)	2,494	249,724
Schrodinger, Inc. (*)	3,809	76,409
SPS Commerce, Inc. (*)	1,773	184,640
StepStone Group, Inc., Class A	2,944	192,273
Stifel Financial Corp.	1,458	165,439
Thor Industries, Inc.	955	99,024
Description	Shares	Fair Value
Toro Co.	2,721	$207,340
Verra Mobility Corp. (*)	4,663	115,176
Wintrust Financial Corp.	1,533	203,031
Wyndham Hotels & Resorts, Inc.	1,590	127,041
Zeta Global Holdings Corp., Class A (*)	10,806	214,715
		7,690,076
Total Common Stocks (Cost $11,995,785)		13,022,791

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 1.2%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $164,900 United States Treasury Note, 3.875%, 08/15/34, with a fair value of $163,289) Proceeds of $160,019 (Cost $160,000)	$160	$160,000

Description	Shares	Fair Value
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $9,247)	9,247	$9,247
Total Investments | 100.7% (Cost $12,165,032)		$13,192,038
Liabilities in Excess of Cash and Other Assets | (0.7)%		(89,082)
Net Assets | 100.0%		$13,102,956

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 2.2% of net assets of the Portfolio.

Description	Shares	Fair Value
Lazard International Equity Portfolio
Common Stocks | 95.1%
Australia | 1.1%
Rio Tinto PLC	202,531	$13,346,827
Belgium | 1.3%
KBC Group NV	132,558	15,888,223
Brazil | 1.0%
TOTVS SA	1,356,200	11,703,747
Canada | 2.6%
Gildan Activewear, Inc.	336,176	19,421,248
Suncor Energy, Inc.	269,925	11,295,848
		30,717,096
China | 2.9%
Contemporary Amperex Technology Co. Ltd., Class A	192,600	10,891,975
Li Ning Co. Ltd.	4,570,000	10,389,389
Tencent Holdings Ltd.	155,900	13,282,024
		34,563,388
Denmark | 1.6%
Novo Nordisk AS, Class B	334,408	18,457,888
Finland | 1.1%
Fortum OYJ	680,624	12,865,269
France | 13.5%
Air Liquide SA	88,847	18,490,079
Bureau Veritas SA	539,948	16,953,591
Capgemini SE	62,585	9,107,189
Cie de Saint-Gobain SA	100,928	10,995,165
Engie SA	986,806	21,167,557
Legrand SA	97,089	16,195,550
Orange SA	1,349,964	21,900,240
Pernod Ricard SA	102,287	10,057,399
Societe Generale SA	250,646	16,671,809
Description	Shares	Fair Value
Thales SA	59,939	$18,783,572
		160,322,151
Germany | 6.2%
Aumovio SE (*)	59,914	2,470,414
Continental AG	119,828	7,900,144
Merck KGaA	114,115	14,678,585
MTU Aero Engines AG	40,692	18,676,497
Siemens AG	34,297	9,253,953
Siemens Healthineers AG (#)	280,189	15,158,072
Zalando SE (#), (*)	201,766	6,185,585
		74,323,250
Greece | 2.0%
National Bank of Greece SA	1,672,527	24,360,937
Hong Kong | 3.1%
AIA Group Ltd.	2,419,800	23,194,360
Techtronic Industries Co. Ltd.	1,077,000	13,817,161
		37,011,521
Israel | 1.5%
Bank Hapoalim BM	854,200	17,367,641
Italy | 2.8%
Lottomatica Group SpA	432,117	11,677,429
UniCredit SpA	280,953	21,330,997
		33,008,426
Japan | 15.3%
Bandai Namco Holdings, Inc.	361,700	12,022,942
Ebara Corp.	154,700	3,538,899
FANUC Corp.	356,800	10,166,998
MatsukiyoCocokara & Co.	526,200	10,684,040
Mitsui Fudosan Co. Ltd.	1,001,000	10,935,129
Mizuho Financial Group, Inc.	617,000	20,650,953
NEC Corp.	418,300	13,372,673
Nippon Sanso Holdings Corp.	294,000	10,417,900
Nitori Holdings Co. Ltd.	464,000	8,944,372
Otsuka Holdings Co. Ltd.	255,800	13,665,855
Resona Holdings, Inc.	1,282,900	13,059,876
Shimadzu Corp.	705,700	17,796,111

Description	Shares	Fair Value
Lazard International Equity Portfolio (continued)
Shin-Etsu Chemical Co. Ltd.	350,800	$11,479,104
Suzuki Motor Corp.	765,100	11,152,657
Toyo Suisan Kaisha Ltd.	204,000	14,600,246
		182,487,755
Mexico | 0.8%
Arca Continental SAB de CV	952,712	9,989,339
Netherlands | 6.4%
ASML Holding NV	32,328	31,518,583
IMCD NV	101,793	10,523,570
ING Groep NV	799,438	20,834,181
Universal Music Group NV	477,250	13,851,751
		76,728,085
South Korea | 1.5%
Samsung Electronics Co. Ltd.	302,031	18,153,989
Spain | 4.0%
Banco Santander SA	1,702,298	17,791,212
Bankinter SA	1,229,857	19,399,649
Industria de Diseno Textil SA	192,333	10,625,664
		47,816,525
Sweden | 2.9%
Hexagon AB, B Shares	1,421,538	17,052,084
Sandvik AB	642,868	18,002,901
		35,054,985
Switzerland | 2.8%
ABB Ltd.	318,622	22,964,272
Cie Financiere Richemont SA, Class A	56,158	10,775,534
		33,739,806
Taiwan | 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	41,947	11,715,378
United Kingdom | 13.7%
3i Group PLC	272,366	15,017,315
AstraZeneca PLC	142,724	21,801,561
Coca-Cola Europacific Partners PLC	124,861	11,305,914
Description	Shares	Fair Value
Compass Group PLC	448,947	$15,295,420
Croda International PLC	364,925	13,338,295
Howden Joinery Group PLC	921,987	10,551,166
IMI PLC	493,984	15,299,461
JD Sports Fashion PLC	4,229,757	5,426,103
RELX PLC	501,848	23,969,365
Unilever PLC	538,583	31,836,794
		163,841,394
United States | 6.0%
Amcor PLC CDI	1,277,029	10,399,660
Aon PLC, Class A	42,033	14,988,127
Chubb Ltd.	32,307	9,118,651
CRH PLC	99,208	11,895,039
ICON PLC (*)	53,426	9,349,550
Medtronic PLC	159,007	15,143,827
		70,894,854
Total Common Stocks (Cost $832,772,069)		1,134,358,474
Preferred Stocks | 1.1%
Brazil | 1.1%
Itau Unibanco Holding SA (Cost $7,894,497)	1,770,350	12,995,928

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 2.7%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $32,212,400 United States Treasury Note, 4.250%, 05/15/35, with a fair value of $33,037,886) Proceeds of $32,393,770 (Cost $32,390,000)	$32,390	$32,390,000

Description	Shares	Fair Value
Lazard International Equity Portfolio (concluded)
Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $1,705,482)	1,705,482	$1,705,482
Total Investments | 99.1% (Cost and short proceeds $874,762,048)		$1,181,449,884
Cash and Other Assets in Excess of Liabilities | 0.9%		10,309,152
Net Assets | 100.0%		$1,191,759,036

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 1.8% of net assets of the Portfolio.

Description	Shares	Fair Value
Lazard International Equity Select Portfolio
Common Stocks | 96.0%
Belgium | 1.9%
KBC Group NV	8,996	$1,078,248
Brazil | 1.0%
TOTVS SA	67,200	579,923
Canada | 2.6%
Gildan Activewear, Inc.	16,731	966,568
Suncor Energy, Inc.	13,031	545,322
		1,511,890
China | 7.0%
Alibaba Group Holding Ltd.	29,900	670,232
Contemporary Amperex Technology Co. Ltd., Class A	13,100	740,835
Li Ning Co. Ltd.	226,000	513,786
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	12,865	444,322
Tencent Holdings Ltd.	19,400	1,652,798
		4,021,973
Denmark | 1.6%
Novo Nordisk AS, Class B	16,006	883,463
Finland | 1.3%
Sampo OYJ, A Shares	66,391	764,178
France | 9.0%
Air Liquide SA	4,215	877,190
Bureau Veritas SA	29,180	916,210
Capgemini SE	3,097	450,667
Engie SA	33,847	726,038
Legrand SA	4,840	807,367
Pernod Ricard SA	5,037	495,264
Thales SA	2,859	895,948
		5,168,684
Germany | 5.2%
adidas AG	2,753	580,667
Description	Shares	Fair Value
Merck KGaA	3,286	$422,677
MTU Aero Engines AG	2,469	1,133,202
Siemens AG	1,550	418,218
Siemens Healthineers AG (#)	7,847	424,519
		2,979,283
Greece | 2.8%
Piraeus Financial Holdings SA	186,232	1,578,557
Hong Kong | 2.8%
AIA Group Ltd.	92,200	883,759
Techtronic Industries Co. Ltd.	56,000	718,441
		1,602,200
India | 3.0%
Bharti Airtel Ltd.	38,628	818,350
ICICI Bank Ltd. ADR	28,654	866,210
		1,684,560
Indonesia | 0.8%
Bank Mandiri Persero Tbk. PT	1,667,700	441,677
Israel | 1.3%
Bank Hapoalim BM	37,716	766,844
Italy | 0.9%
Lottomatica Group SpA	19,611	529,963
Japan | 12.0%
FANUC Corp.	18,400	524,307
Hoya Corp.	5,300	732,144
Keyence Corp.	1,600	595,730
Mitsubishi Electric Corp.	32,100	835,673
Mitsui Fudosan Co. Ltd.	52,500	573,521
Mizuho Financial Group, Inc.	15,600	522,131
Nitori Holdings Co. Ltd.	16,000	308,427
Nomura Research Institute Ltd.	18,200	698,073
Recruit Holdings Co. Ltd.	10,400	558,003
Resona Holdings, Inc.	72,900	742,119
Shin-Etsu Chemical Co. Ltd.	12,000	392,672

Description	Shares	Fair Value
Lazard International Equity Select Portfolio (continued)
Suzuki Motor Corp.	27,500	$400,860
		6,883,660
Mexico | 2.5%
Fomento Economico Mexicano SAB de CV ADR	4,949	488,120
Grupo Financiero Banorte SAB de CV, Class O	94,100	947,911
		1,436,031
Netherlands | 6.2%
ASML Holding NV	1,671	1,629,162
IMCD NV	4,192	433,378
ING Groep NV	28,133	733,175
Universal Music Group NV	24,991	725,341
		3,521,056
South Korea | 2.4%
KB Financial Group, Inc.	6,479	535,085
Samsung Electronics Co. Ltd.	13,881	834,337
		1,369,422
Spain | 4.3%
Banco Santander SA	94,796	990,741
Bankinter SA	54,836	864,978
Industria de Diseno Textil SA	10,923	603,454
		2,459,173
Sweden | 1.5%
Hexagon AB, B Shares	69,670	835,728
Switzerland | 3.2%
ABB Ltd.	16,496	1,188,928
Cie Financiere Richemont SA, Class A	3,413	654,883
		1,843,811
Taiwan | 5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	65,000	2,827,783
United Kingdom | 11.9%
3i Group PLC	11,708	645,538
AstraZeneca PLC	3,312	505,919
Compass Group PLC	32,081	1,092,985
Description	Shares	Fair Value
Croda International PLC	12,388	$452,791
Diploma PLC	9,534	681,223
InterContinental Hotels Group PLC	4,289	519,825
London Stock Exchange Group PLC	5,088	584,266
RELX PLC	22,580	1,078,471
Unilever PLC	21,400	1,265,000
		6,826,018
United States | 5.8%
Aon PLC, Class A	3,097	1,104,328
Chubb Ltd.	1,700	479,825
CRH PLC	3,809	456,699
Experian PLC	16,255	818,639
Medtronic PLC	4,713	448,866
		3,308,357
Total Common Stocks (Cost $40,671,939)		54,902,482
Preferred Stocks | 1.8%
Brazil | 1.8%
Itau Unibanco Holding SA (Cost $643,005)	137,850	1,011,941

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 1.9%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $1,123,100 United States Treasury Note, 3.875%, 08/15/34, with a fair value of $1,111,850) Proceeds of $1,090,127 (Cost $1,090,000)	$1,090	$1,090,000

Description	Shares	Fair Value
Lazard International Equity Select Portfolio (concluded)
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $61,166)	61,166	$61,166
Total Investments | 99.8% (Cost $42,466,110)		$57,065,589
Cash and Other Assets in Excess of Liabilities | 0.2%		105,746
Net Assets | 100.0%		$57,171,335

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 0.7% of net assets of the Portfolio.

Description	Shares	Fair Value
Lazard International Quality Growth Portfolio
Common Stocks | 96.2%
Australia | 1.9%
Computershare Ltd.	436,935	$10,498,256
Brazil | 2.1%
TOTVS SA	1,375,808	11,872,960
Canada | 3.6%
Dollarama, Inc.	58,334	7,693,197
Toromont Industries Ltd.	111,044	12,329,179
		20,022,376
China | 4.0%
Tencent Holdings Ltd.	261,700	22,295,739
Denmark | 1.1%
Coloplast AS, Class B	73,738	6,311,530
France | 6.2%
EssilorLuxottica SA	52,448	17,107,278
LVMH Moet Hennessy Louis Vuitton SE	19,225	11,763,472
Pernod Ricard SA	57,829	5,686,054
		34,556,804
Germany | 6.7%
Rational AG	13,801	10,518,161
SAP SE	54,386	14,580,432
Scout24 SE (#)	96,328	12,060,770
		37,159,363
Hong Kong | 3.9%
AIA Group Ltd.	1,036,200	9,932,224
Hong Kong Exchanges & Clearing Ltd.	203,300	11,555,068
		21,487,292
India | 2.6%
HDFC Bank Ltd. ADR	428,402	14,634,212
Description	Shares	Fair Value
Ireland | 1.9%
Accenture PLC, Class A	42,761	$10,544,863
Israel | 2.3%
Check Point Software Technologies Ltd. (*)	61,023	12,626,269
Japan | 9.1%
Hoya Corp.	77,700	10,733,508
Keyence Corp.	20,900	7,781,728
M3, Inc.	711,900	11,704,450
Recruit Holdings Co. Ltd.	176,600	9,475,313
SMS Co. Ltd.	365,300	3,846,243
Toei Animation Co. Ltd.	319,200	6,589,609
		50,130,851
Netherlands | 8.1%
ASML Holding NV	20,820	20,298,716
IMCD NV	56,406	5,831,369
Universal Music Group NV	350,751	10,180,232
Wolters Kluwer NV	60,787	8,297,891
		44,608,208
Norway | 1.8%
Gjensidige Forsikring ASA	345,090	10,141,752
South Africa | 2.1%
Clicks Group Ltd.	576,977	11,786,068
Spain | 2.3%
Industria de Diseno Textil SA	228,222	12,608,395
Sweden | 4.7%
Assa Abloy AB, Class B	406,999	14,280,453
Hexagon AB, B Shares	968,536	11,618,090
		25,898,543
Switzerland | 4.1%
Partners Group Holding AG	11,610	15,168,611

Description	Shares	Fair Value
Lazard International Quality Growth Portfolio (concluded)
VAT Group AG (#)	19,287	$7,674,913
		22,843,524
Taiwan | 6.5%
Lotes Co. Ltd.	169,000	8,595,219
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	97,239	27,157,880
		35,753,099
United Kingdom | 16.2%
Diageo PLC	344,813	8,208,553
Diploma PLC	143,976	10,287,375
Halma PLC	404,696	18,784,225
InterContinental Hotels Group PLC	79,284	9,609,191
London Stock Exchange Group PLC	121,283	13,927,176
RELX PLC	323,490	15,498,300
Unilever PLC	222,191	13,189,785
		89,504,605
United States | 5.0%
Aon PLC, Class A	42,212	15,051,955
Experian PLC	248,848	12,532,546
		27,584,501
Total Common Stocks (Cost $473,462,603)		532,869,210
Preferred Stocks | 1.1%
Germany | 1.1%
Sartorius AG (Cost $8,304,612)	26,061	6,061,328
Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 2.0%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $10,969,600 United States Treasury Note, 4.250%, 05/15/35, with a fair value of $11,250,792) Proceeds of $11,031,284 (Cost $11,030,000)	$11,030	$11,030,000

Description	Shares	Fair Value
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $586,657)	586,657	$586,657
Total Investments | 99.4% (Cost $493,383,872)		$550,547,195
Cash and Other Assets in Excess of Liabilities | 0.6%		3,370,993
Net Assets | 100.0%		$553,918,188

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 3.6% of net assets of the Portfolio.
(*)	Non-income producing security.

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio
Common Stocks | 96.1%
Canada | 3.5%
Bird Construction, Inc.	225,462	$4,889,303
Canadian Pacific Kansas City Ltd.	275,270	20,501,355
Element Fleet Management Corp.	1,466,764	37,983,886
		63,374,544
China | 1.5%
Alibaba Group Holding Ltd.	1,185,600	26,576,145
Denmark | 2.0%
Carlsberg AS, Class B	34,760	4,041,078
Novo Nordisk AS, Class B	595,017	32,842,388
		36,883,466
Finland | 1.0%
Sampo OYJ, A Shares	1,605,993	18,485,406
France | 4.9%
Cie de Saint-Gobain SA	196,340	21,389,413
Engie SA	1,121,626	24,059,524
Societe Generale SA	656,311	43,654,764
		89,103,701
Germany | 4.8%
Deutsche Boerse AG	75,934	20,349,676
Merck KGaA	187,853	24,163,486
MTU Aero Engines AG	91,582	42,033,592
		86,546,754
Greece | 3.4%
Piraeus Financial Holdings SA	7,292,856	61,816,380
Hong Kong | 2.6%
AIA Group Ltd.	2,475,600	23,729,216
Techtronic Industries Co. Ltd.	1,822,000	23,374,992
		47,104,208
Description	Shares	Fair Value
India | 2.6%
Bharti Airtel Ltd.	1,158,386	$24,540,881
HDFC Bank Ltd.	2,141,022	22,938,790
		47,479,671
Israel | 7.3%
Bank Leumi Le-Israel BM	3,060,357	60,347,454
Elbit Systems Ltd.	59,818	30,308,258
Phoenix Financial Ltd.	1,133,394	42,460,379
		133,116,091
Italy | 7.4%
Amplifon SpA	529,870	8,659,901
BFF Bank SpA (#), (*)	2,034,684	26,142,022
Davide Campari-Milano NV	3,064,061	19,304,643
Lottomatica Group SpA	1,296,144	35,026,693
UniCredit SpA	592,588	44,991,485
		134,124,744
Japan | 17.8%
BayCurrent, Inc.	495,400	29,087,360
Hoya Corp.	241,200	33,319,460
Keyence Corp.	68,800	25,616,408
Kobe Bussan Co. Ltd.	733,100	20,164,054
NEC Corp.	1,235,200	39,488,226
Nippon Sanso Holdings Corp.	452,900	16,048,527
OBIC Business Consultants Co. Ltd.	429,900	26,415,053
Pan Pacific International Holdings Corp.	4,206,500	27,748,709
Resona Holdings, Inc.	3,583,100	36,475,829
Sanrio Co. Ltd.	529,400	24,792,973
Sugi Holdings Co. Ltd.	803,500	19,377,135
Tokyo Electron Ltd.	143,300	25,836,992
		324,370,726
Mexico | 1.5%
Arca Continental SAB de CV	2,581,000	27,062,201
Netherlands | 5.1%
Argenx SE (*)	36,762	26,638,630
ASML Holding NV	68,184	66,476,833
		93,115,463

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio (concluded)
Spain | 2.1%
Banco Santander SA	3,727,162	$38,953,655
Sweden | 1.1%
Hexagon AB, B Shares	1,730,598	20,759,418
Switzerland | 2.9%
ABB Ltd.	742,357	53,504,428
Taiwan | 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	512,000	22,274,229
United Kingdom | 16.9%
Allfunds Group PLC	1,742,270	13,028,074
Coca-Cola Europacific Partners PLC	398,035	36,041,273
Compass Group PLC	1,057,445	36,026,671
Informa PLC	2,868,622	35,450,609
London Stock Exchange Group PLC	236,262	27,130,451
National Grid PLC	2,355,895	33,963,990
RELX PLC	1,067,666	50,994,079
Unilever PLC	661,599	39,108,533
Weir Group PLC	968,707	35,816,281
		307,559,961
United States | 6.5%
CRH PLC	289,374	34,695,943
Experian PLC	484,618	24,406,455
ICON PLC (*)	92,458	16,180,150
James Hardie Industries PLC CDI (*)	262,576	4,885,818
Schneider Electric SE	131,447	37,108,213
		117,276,579
Total Common Stocks (Cost $1,224,683,640)		1,749,487,770
Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 2.9%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $53,773,700 United States Treasury Note, 3.875%, 08/15/34, with a fair value of $53,233,925) Proceeds of $52,196,074 (Cost $52,190,000)	$52,190	$52,190,000

Description	Shares	Fair Value
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $2,756,432)	2,756,432	$2,756,432
Total Investments | 99.1% (Cost $1,279,630,072)		$1,804,434,202
Cash and Other Assets in Excess of Liabilities | 0.9%		16,597,638
Net Assets | 100.0%		$1,821,031,840

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 1.4% of net assets of the Portfolio.
(*)	Non-income producing security.

Description	Shares	Fair Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 99.0%
Aerospace & Defense | 4.0%
Boeing Co. (*)	7,415	$1,600,379
Broadline Retail | 9.1%
Amazon.com, Inc. (*)	16,577	3,639,812
Capital Markets | 7.4%
Charles Schwab Corp.	12,559	1,199,007
Intercontinental Exchange, Inc.	10,612	1,787,910
		2,986,917
Electronic Equipment, Instruments & Components | 4.9%
Coherent Corp. (*)	18,329	1,974,400
Financial Services | 2.7%
Corpay, Inc. (*)	3,842	1,106,727
Food Products | 4.0%
Mondelez International, Inc., Class A	25,628	1,600,981
Hotels, Restaurants & Leisure | 4.8%
First Watch Restaurant Group, Inc. (*)	122,161	1,910,598
Insurance | 4.6%
First American Financial Corp.	28,720	1,844,973
Interactive Media & Services | 9.2%
Alphabet, Inc., Class A	7,807	1,897,882
Meta Platforms, Inc., Class A	2,451	1,799,965
		3,697,847
IT Services | 9.2%
DigitalOcean Holdings, Inc. (*)	107,781	3,681,799
Description	Shares	Fair Value
Media | 4.5%
Trade Desk, Inc., Class A (*)	36,843	$1,805,675
Pharmaceuticals | 4.7%
Eli Lilly & Co.	2,497	1,905,211
Semiconductors & Semiconductor Equipment | 16.0%
Intel Corp.	52,204	1,751,444
Marvell Technology, Inc.	55,710	4,683,540
		6,434,984
Software | 7.1%
Microsoft Corp.	5,484	2,840,438
Specialty Retail | 6.8%
Floor & Decor Holdings, Inc., Class A (*)	36,974	2,724,984
Total Common Stocks (Cost $35,255,088)		39,755,725

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 0.1%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $49,800 United States Treasury Note, 4.250%, 05/15/35, with a fair value of $51,152) Proceeds of $50,006 (Cost $50,000)	$50	$50,000

Description	Shares	Fair Value
Lazard US Equity Concentrated Portfolio (concluded)
Short-Term Investments | 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $6,606)	6,606	$6,606
Total Investments | 99.1% (Cost $35,311,694)		$39,812,331
Cash and Other Assets in Excess of Liabilites | 0.9%		352,388
Net Assets | 100.0%		$40,164,719

(*)	Non-income producing security.

Description	Shares	Fair Value
Lazard US Equity Focus Portfolio
Common Stocks | 95.9%
Banks | 3.0%
Bank of America Corp.	47,397	$2,445,211
Broadline Retail | 6.4%
Amazon.com, Inc. (*)	23,618	5,185,804
Capital Markets | 10.1%
Blackstone, Inc.	14,044	2,399,417
Goldman Sachs Group, Inc.	2,683	2,136,607
Intercontinental Exchange, Inc.	21,733	3,661,576
		8,197,600
Chemicals | 2.2%
Linde PLC	3,852	1,829,700
Commercial Services & Supplies | 3.2%
Waste Management, Inc.	11,786	2,602,702
Electrical Equipment | 2.6%
AMETEK, Inc.	11,165	2,099,020
Financial Services | 3.4%
Visa, Inc., A Shares	8,092	2,762,447
Ground Transportation | 1.8%
Old Dominion Freight Line, Inc.	10,263	1,444,825
Health Care Equipment & Supplies | 2.1%
Medtronic PLC	18,180	1,731,463
Health Care Providers & Services | 1.4%
UnitedHealth Group, Inc.	3,403	1,175,056
Description	Shares	Fair Value
Hotels, Restaurants & Leisure | 3.2%
McDonald’s Corp.	8,494	$2,581,242
Household Products | 2.5%
Procter & Gamble Co.	13,381	2,055,991
Insurance | 3.1%
Marsh & McLennan Cos., Inc.	12,485	2,516,102
Interactive Media & Services | 5.2%
Alphabet, Inc., Class A	17,285	4,201,984
Life Sciences Tools & Services | 3.5%
Danaher Corp.	14,450	2,864,857
Oil, Gas & Consumable Fuels | 2.2%
ConocoPhillips	19,190	1,815,182
Pharmaceuticals | 4.2%
Eli Lilly & Co.	2,123	1,619,849
Merck & Co., Inc.	21,518	1,806,006
		3,425,855
Professional Services | 4.8%
Equifax, Inc.	6,589	1,690,276
Jacobs Solutions, Inc.	14,630	2,192,452
		3,882,728
Real Estate Management & Development | 2.6%
CBRE Group, Inc., Class A (*)	13,410	2,112,880
Semiconductors & Semiconductor Equipment | 11.1%
Advanced Micro Devices, Inc. (*)	7,936	1,283,965
Analog Devices, Inc.	10,173	2,499,506
Applied Materials, Inc.	10,636	2,177,615
Broadcom, Inc.	9,191	3,032,203
		8,993,289

Description	Shares	Fair Value
Lazard US Equity Focus Portfolio (concluded)
Software | 9.8%
Microsoft Corp.	13,173	$6,822,955
Salesforce, Inc.	4,917	1,165,329
		7,988,284
Technology Hardware, Storage & Peripherals | 7.5%
Apple, Inc.	23,887	6,082,347
Total Common Stocks (Cost $47,204,181)		77,994,569

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 4.0%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $3,150,900 United States Treasury Note, 4.625%, 02/15/35, with a fair value of $3,294,720) Proceeds of $3,230,376 (Cost $3,230,000)	$3,230	$3,230,000

Description	Shares	Fair Value
Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $176,253)	176,253	$176,253
Total Investments | 100.1% (Cost $50,610,434)		$81,400,822
Liabilities in Excess of Cash and Other Assets | (0.1)%		(100,649)
Net Assets | 100.0%		$81,300,173

(*)	Non-income producing security.

Description	Shares	Fair Value
Lazard US Small Cap Equity Select Portfolio
Common Stocks | 99.0%
Aerospace & Defense | 1.6%
StandardAero, Inc.	20,052	$547,219
Automobile Components | 1.4%
Gentherm, Inc. (*)	14,023	477,623
Automobiles | 1.0%
Thor Industries, Inc.	3,227	334,608
Banks | 8.6%
Atlantic Union Bankshares Corp.	9,594	338,572
BankUnited, Inc.	16,126	615,368
Commerce Bancshares, Inc.	9,784	584,692
Home BancShares, Inc.	19,531	552,728
Wintrust Financial Corp.	5,689	753,451
		2,844,811
Biotechnology | 6.7%
Arcutis Biotherapeutics, Inc. (*)	19,322	364,220
Aurinia Pharmaceuticals, Inc. (*)	22,586	249,575
Caris Life Sciences, Inc.	17,959	543,260
Janux Therapeutics, Inc. (*)	9,108	222,599
Rhythm Pharmaceuticals, Inc. (*)	2,462	248,637
Soleno Therapeutics, Inc. (*)	5,151	348,208
Vaxcyte, Inc. (*)	7,178	258,552
		2,235,051
Building Products | 2.3%
Hayward Holdings, Inc. (*)	20,704	313,044
Janus International Group, Inc. (*)	44,108	435,346
		748,390
Capital Markets | 4.9%
Bullish	5,181	329,563
StepStone Group, Inc., Class A	10,395	678,898
Stifel Financial Corp.	5,517	626,014
		1,634,475
Description	Shares	Fair Value
Commercial Services & Supplies | 3.7%
ABM Industries, Inc.	11,895	$548,597
Casella Waste Systems, Inc., Class A (*)	7,146	678,013
		1,226,610
Communications Equipment | 1.3%
Lumentum Holdings, Inc. (*)	2,744	446,476
Construction & Engineering | 2.0%
Legence Corp., Class A	10,349	318,853
Primoris Services Corp.	2,420	332,338
		651,191
Construction Materials | 1.3%
Eagle Materials, Inc.	1,897	442,077
Consumer Finance | 0.8%
Figure Technology Solutions, Inc., Class A	6,968	253,426
Consumer Staples Distribution & Retail | 3.4%
BJ’s Wholesale Club Holdings, Inc. (*)	4,327	403,493
Chefs’ Warehouse, Inc. (*)	5,050	294,566
Guardian Pharmacy Services, Inc., Class A (*)	16,772	439,930
		1,137,989
Containers & Packaging | 2.0%
Graphic Packaging Holding Co.	17,527	343,003
TriMas Corp.	8,128	314,066
		657,069
Electrical Equipment | 1.4%
EnerSys	4,089	461,893
Electronic Equipment, Instruments & Components | 3.4%
Coherent Corp. (*)	7,403	797,451
Mirion Technologies, Inc. (*)	14,553	338,503
		1,135,954

Description	Shares	Fair Value
Lazard US Small Cap Equity Select Portfolio (continued)
Energy Equipment & Services | 1.5%
Atlas Energy Solutions, Inc.	16,670	$189,538
Cactus, Inc., Class A	8,071	318,562
		508,100
Entertainment | 1.8%
Roku, Inc. (*)	5,808	581,555
Ground Transportation | 1.2%
Landstar System, Inc.	3,375	413,640
Health Care Equipment & Supplies | 3.8%
Enovis Corp. (*)	16,943	514,051
Inspire Medical Systems, Inc. (*)	3,574	265,191
TransMedics Group, Inc. (*)	4,328	485,601
		1,264,843
Health Care Technology | 3.0%
Doximity, Inc., Class A (*)	4,788	350,242
Evolent Health, Inc., Class A (*)	47,164	399,008
Schrodinger, Inc. (*)	11,855	237,811
		987,061
Hotels, Restaurants & Leisure | 4.3%
First Watch Restaurant Group, Inc. (*)	44,593	697,435
Kura Sushi USA, Inc., Class A (*)	5,357	318,259
Wyndham Hotels & Resorts, Inc.	5,134	410,207
		1,425,901
Household Durables | 1.3%
Meritage Homes Corp.	5,990	433,856
Insurance | 3.1%
First American Financial Corp.	10,814	694,691
Reinsurance Group of America, Inc.	1,730	332,385
		1,027,076
Interactive Media & Services | 1.8%
Cars.com, Inc. (*)	24,817	303,264
Description	Shares	Fair Value
MediaAlpha, Inc., Class A (*)	25,092	$285,547
		588,811
IT Services | 2.8%
DigitalOcean Holdings, Inc. (*)	27,342	934,003
Leisure Products | 1.4%
Brunswick Corp.	7,202	455,454
Life Sciences Tools & Services | 0.7%
Maravai LifeSciences Holdings, Inc., Class A (*)	85,040	244,065
Machinery | 6.2%
Gates Industrial Corp. PLC (*)	18,542	460,213
Middleby Corp. (*)	4,308	572,662
Nordson Corp.	2,064	468,425
Toro Co.	7,195	548,259
		2,049,559
Media | 1.2%
NIQ Global Intelligence PLC	24,477	384,289
Oil, Gas & Consumable Fuels | 2.1%
Antero Resources Corp. (*)	10,788	362,045
Magnolia Oil & Gas Corp., Class A	13,685	326,661
		688,706
Pharmaceuticals | 0.7%
Axsome Therapeutics, Inc. (*)	2,002	243,143
Retail REITs | 2.0%
Brixmor Property Group, Inc.	23,511	650,784
Semiconductors & Semiconductor Equipment | 5.2%
Credo Technology Group Holding Ltd. (*)	1,833	266,903
Diodes, Inc. (*)	10,244	545,083
Onto Innovation, Inc. (*)	3,063	395,801
Rambus, Inc. (*)	5,083	529,649
		1,737,436

Description	Shares	Fair Value
Lazard US Small Cap Equity Select Portfolio (concluded)
Software | 3.3%
SPS Commerce, Inc. (*)	5,372	$559,440
Zeta Global Holdings Corp., Class A (*)	27,203	540,524
		1,099,964
Specialized REITs | 2.4%
CubeSmart	19,682	800,270
Specialty Retail | 2.0%
Floor & Decor Holdings, Inc., Class A (*)	9,207	678,556
Textiles, Apparel & Luxury Goods | 1.4%
Kontoor Brands, Inc.	5,859	467,372
Total Common Stocks (Cost $28,514,644)		32,899,306
Total Investments | 99.0% (Cost $28,514,644)		$32,899,306
Cash and Other Assets in Excess of Liabilites | 1.0%		336,440
Net Assets | 100.0%		$33,235,746

(*)	Non-income producing security.

Description	Principal Amount (000)	Fair Value
Lazard US Convertibles Portfolio
Convertible Corporate Bonds | 87.4%
Aerospace & Defense | 1.0%
Rocket Lab USA, Inc., 4.250%, 02/01/29 (#)	$19	$177,934
Automobiles | 1.8%
Lucid Group, Inc.,
1.250%, 12/15/26 (#)	85	79,262
5.000%, 04/01/30 (#)	58	55,231
Rivian Automotive, Inc., 4.625%, 03/15/29	164	170,335
		304,828
Biotechnology | 4.6%
Alnylam Pharmaceuticals, Inc., 0.000%, 09/15/28 (#)	164	163,077
Bridgebio Pharma, Inc., 2.500%, 03/15/27	76	106,837
Cytokinetics, Inc., 3.500%, 07/01/27	27	35,080
Halozyme Therapeutics, Inc., 0.250%, 03/01/27	209	240,089
Ionis Pharmaceuticals, Inc., 0.000%, 04/01/26	202	248,611
		793,694
Capital Markets | 2.0%
Core Scientific, Inc., 0.000%, 06/15/31 (#)	97	108,883
MARA Holdings, Inc., 0.000%, 03/01/30 (#)	235	235,940
		344,823
Commercial Services & Supplies | 2.6%
Affirm Holdings, Inc., 0.750%, 12/15/29 (#)	52	56,602
Global Payments, Inc., 1.500%, 03/01/31	197	180,798
Shift4 Payments, Inc., 0.000%, 12/15/25	148	152,218
Description	Principal Amount (000)	Fair Value
Stride, Inc., 1.125%, 09/01/27	$18	$51,205
		440,823
Construction & Engineering | 2.3%
Fluor Corp., 1.125%, 08/15/29	135	160,515
Granite Construction, Inc., 3.250%, 06/15/30	74	113,553
Meritage Homes Corp., 1.750%, 05/15/28	111	114,159
		388,227
Diversified REITs | 2.4%
Digital Realty Trust LP, 1.875%, 11/15/29 (#)	100	105,250
Welltower OP LLC, 2.750%, 05/15/28 (#)	166	311,001
		416,251
Diversified Telecommunication Services | 1.6%
Applied Digital Corp., 2.750%, 06/01/30 (#)	44	110,217
AST SpaceMobile, Inc., 2.375%, 10/15/32 (#)	63	65,614
InterDigital, Inc., 3.500%, 06/01/27	21	93,954
		269,785
Electric Utilities | 9.7%
Alliant Energy Corp., 3.875%, 03/15/26	84	90,552
CMS Energy Corp., 3.375%, 05/01/28	224	245,840
Duke Energy Corp., 4.125%, 04/15/26	91	97,802
Evergy, Inc., 4.500%, 12/15/27	62	78,019
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	274	324,279
PG&E Corp., 4.250%, 12/01/27	351	355,844
Southern Co., 3.875%, 12/15/25	329	370,701

Description	Principal Amount (000)	Fair Value
Lazard US Convertibles Portfolio (continued)
WEC Energy Group, Inc., 4.375%, 06/01/29	$78	$95,862
		1,658,899
Electronic Equipment, Instruments & Components | 0.6%
Itron, Inc., 1.375%, 07/15/30	94	107,959
Entertainment | 1.8%
Live Nation Entertainment, Inc., 2.875%, 01/15/30 (#)	283	314,413
Financial Services | 2.9%
Coinbase Global, Inc., 0.250%, 04/01/30	230	289,627
SoFi Technologies, Inc., 1.250%, 03/15/29 (#)	43	122,507
Upstart Holdings, Inc., 2.000%, 10/01/29 (#)	60	83,901
		496,035
Health Care Equipment & Supplies | 4.0%
Exact Sciences Corp., 0.375%, 03/01/28	310	287,060
Guardant Health, Inc., 1.250%, 02/15/31	72	93,925
Integer Holdings Corp., 1.875%, 03/15/30 (#)	84	81,816
iRhythm Technologies, Inc., 1.500%, 09/01/29	96	132,192
Lantheus Holdings, Inc., 2.625%, 12/15/27	43	45,333
Merit Medical Systems, Inc., 3.000%, 02/01/29 (#)	44	51,238
		691,564
Health Care Providers & Services | 1.0%
Teladoc Health, Inc., 1.250%, 06/01/27	188	176,531
Description	Principal Amount (000)	Fair Value
Interactive Media & Services | 9.9%
Airbnb, Inc., 0.000%, 03/15/26	$305	$298,900
DoorDash, Inc., 0.000%, 05/15/30 (#)	175	199,325
Hims & Hers Health, Inc., 0.000%, 05/15/30 (#)	70	78,925
Match Group Financeco 3, Inc., 2.000%, 01/15/30 (#)	250	230,375
Opendoor Technologies, Inc., 7.000%, 05/15/30 (#)	16	83,341
Snap, Inc., 0.125%, 03/01/28	257	229,501
Uber Technologies, Inc.,
0.000%, 12/15/25	274	334,417
0.000%, 05/15/28 (#)	80	85,160
Wayfair, Inc., 3.250%, 09/15/27	96	146,523
		1,686,467
IT Services | 10.5%
CyberArk Software Ltd., 0.000%, 06/15/30 (#)	100	111,290
Lumentum Holdings, Inc., 0.500%, 06/15/28	260	362,700
Parsons Corp., 2.625%, 03/01/29	114	130,245
Rubrik, Inc., 0.000%, 06/15/30 (#)	150	152,100
Seagate HDD Cayman, 3.500%, 06/01/28	90	255,219
Super Micro Computer, Inc., 3.500%, 03/01/29	258	263,869
Western Digital Corp., 3.000%, 11/15/28	125	401,250
Zscaler, Inc., 0.000%, 07/15/28 (#)	122	121,268
		1,797,941
Leisure Products | 1.7%
Carnival Corp., 5.750%, 12/01/27	63	140,864

Description	Principal Amount (000)	Fair Value
Lazard US Convertibles Portfolio (continued)
NCL Corp. Ltd., 0.875%, 04/15/30 (#)	$72	$85,095
Peloton Interactive, Inc., 5.500%, 12/01/29	27	60,507
		286,466
Machinery | 2.8%
Axon Enterprise, Inc., 0.500%, 12/15/27	33	103,579
Bloom Energy Corp., 3.000%, 06/01/28	85	380,757
		484,336
Media | 1.8%
Liberty Broadband Corp., 3.125%, 03/31/53 (#)	225	222,638
Liberty Media Corp.-Liberty Formula One, 2.250%, 08/15/27	67	89,009
		311,647
Metals & Mining | 1.6%
Centrus Energy Corp., 0.000%, 08/15/32 (#)	69	106,691
MP Materials Corp., 3.000%, 03/01/30 (#)	50	159,400
		266,091
Oil, Gas & Consumable Fuels | 1.1%
CNX Resources Corp., 2.250%, 05/01/26	36	90,162
Northern Oil & Gas, Inc., 3.625%, 04/15/29	90	90,473
		180,635
Passenger Airlines | 0.2%
JetBlue Airways Corp., 2.500%, 09/01/29	25	25,938
Pharmaceuticals | 1.2%
Jazz Investments I Ltd., 2.000%, 06/15/26	200	213,050
Description	Principal Amount (000)	Fair Value
Semiconductors & Semiconductor Equipment | 3.6%
Microchip Technology, Inc., 0.750%, 06/01/30	$136	$132,192
MKS, Inc., 1.250%, 06/01/30	157	172,307
ON Semiconductor Corp., 0.500%, 03/01/29	331	306,232
		610,731
Software | 13.6%
Akamai Technologies, Inc., 0.375%, 09/01/27	283	271,397
Bill Holdings, Inc., 0.000%, 04/01/30 (#)	188	167,790
Cloudflare, Inc., 0.000%, 08/15/26	207	258,377
Datadog, Inc., 0.000%, 12/01/29 (#)	236	234,230
Dropbox, Inc., 0.000%, 03/01/28	127	131,381
Five9, Inc., 1.000%, 03/15/29	156	138,606
Guidewire Software, Inc., 1.250%, 11/01/29 (#)	57	66,435
Nutanix, Inc., 0.250%, 10/01/27	88	121,308
Snowflake, Inc., 0.000%, 10/01/27	167	253,757
Strategy, Inc.,
0.000%, 12/01/29 (#)	311	279,515
0.625%, 03/15/30	177	397,099
		2,319,895
Specialty Retail | 1.1%
GameStop Corp., 0.000%, 04/01/30 (#)	168	191,016
Total Convertible Corporate Bonds (Cost $13,044,339)		14,955,979

Description	Shares	Fair Value
Lazard US Convertibles Portfolio (continued)
Preferred Stocks | 10.3%
Aerospace & Defense | 2.6%
Boeing Co.	6,368	$443,022
Banks | 3.9%
Bank of America Corp., Series L	380	486,400
Wells Fargo & Co., Class A, Series L	145	178,972
		665,372
Capital Markets | 1.1%
ARES Management Corp., Series B	1,346	66,883
KKR & Co., Inc., Series D	2,300	120,405
		187,288
Chemicals | 0.6%
Albemarle Corp.	2,636	99,852
Financial Services | 0.7%
Apollo Global Management, Inc.	1,652	116,102
Machinery | 0.2%
Chart Industries, Inc., Series B	656	46,615
Semiconductors & Semiconductor Equipment | 0.7%
Microchip Technology, Inc.	2,019	119,182
Technology Hardware, Storage & Peripherals | 0.5%
Hewlett Packard Enterprise Co.	1,367	92,819
Total Preferred Stocks (Cost $1,625,909)		1,770,252
Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 2.0%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $338,200 United States Treasury Note, 4.250%, 05/15/35, with a fair value of $346,933) Proceeds of $340,040 (Cost $340,000)	$340	$340,000

Description	Shares	Fair Value
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $20,565)	20,565	$20,565
Total Investments | 99.8% (Cost $15,030,813)		$17,086,796
Cash and Other Assets in Excess of Liabilites | 0.2%		26,026
Net Assets | 100.0%		$17,112,822

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 27.5% of net assets of the Portfolio.

Lazard US Convertibles Portfolio (concluded)

Futures Contracts open at September 30, 2025 :

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation
CME E-mini NASDAQ 100 Index Futures	1	$20	12/19/25	$485,022	$498,035	$13,013	$—
CBOT 5 Year U.S. Treasury Notes Futures	29	2,900,000	12/31/25	3,165,777	3,166,664	887	—
Total gross unrealized appreciation/depreciation on Futures Contracts						$13,900	$—

Description	Principal Amount (000)	Fair Value
Lazard US High Yield Portfolio
Corporate Bonds | 98.1%
Aerospace & Defense | 2.7%
Bombardier, Inc., 8.750%, 11/15/30 (#)	$1,750	$1,887,186
TransDigm, Inc.,
4.625%, 01/15/29	500	489,986
6.750%, 08/15/28 (#)	1,000	1,019,059
		3,396,231
Automobile Components | 3.8%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	1,500	1,425,420
Goodyear Tire & Rubber Co., 5.250%, 07/15/31	2,000	1,878,714
Tenneco, Inc., 8.000%, 11/17/28 (#)	1,500	1,502,738
		4,806,872
Automobiles | 1.0%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,295	1,286,167
Building Products | 2.5%
Griffon Corp., 5.750%, 03/01/28	1,750	1,750,588
Standard Industries, Inc., 3.375%, 01/15/31 (#)	1,500	1,358,352
		3,108,940
Chemicals | 4.4%
Methanex Corp., 5.125%, 10/15/27	1,750	1,752,035
NOVA Chemicals Corp., 4.250%, 05/15/29 (#)	1,750	1,693,615
WR Grace Holdings LLC,
4.875%, 06/15/27 (#)	661	656,901
6.625%, 08/15/32 (#)	1,500	1,483,170
		5,585,721
Description	Principal Amount (000)	Fair Value
Commercial Services & Supplies | 3.8%
ADT Security Corp., 4.125%, 08/01/29 (#)	$250	$241,754
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 07/15/27 (#)	1,733	1,730,283
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 08/31/27 (#)	1,500	1,458,109
Valvoline, Inc., 3.625%, 06/15/31 (#)	1,500	1,375,360
		4,805,506
Containers & Packaging | 0.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.000%, 09/01/29 (#)	1,200	1,110,620
Diversified REITs | 1.3%
Iron Mountain, Inc.,
4.500%, 02/15/31 (#)	1,250	1,193,157
4.875%, 09/15/29 (#)	500	492,224
		1,685,381
Diversified Telecommunication Services | 4.2%
Connect Finco SARL/Connect U.S. Finco LLC, 9.000%, 09/15/29 (#)	2,000	2,103,200
Level 3 Financing, Inc., 4.500%, 04/01/30 (#)	2,000	1,827,500
Zayo Group Holdings, Inc., 9.250%, 03/09/30 (#)	1,475	1,412,096
		5,342,796
Electric Utilities | 2.5%
NRG Energy, Inc., 3.625%, 02/15/31 (#)	1,500	1,386,786
XPLR Infrastructure Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,716,876
		3,103,662
Electrical Equipment | 1.3%
Energizer Holdings, Inc., 4.750%, 06/15/28 (#)	1,700	1,670,412

Description	Principal Amount (000)	Fair Value
Lazard US High Yield Portfolio (continued)
Entertainment | 2.4%
Cinemark USA, Inc., 5.250%, 07/15/28 (#)	$1,500	$1,491,723
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 5.375%, 04/15/27	1,550	1,545,982
		3,037,705
Food Products | 6.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.500%, 03/15/29 (#)	1,500	1,421,484
Performance Food Group, Inc., 4.250%, 08/01/29 (#)	1,800	1,748,496
Post Holdings, Inc., 4.500%, 09/15/31 (#)	1,500	1,401,374
TreeHouse Foods, Inc., 4.000%, 09/01/28	1,750	1,696,855
U.S. Foods, Inc., 4.625%, 06/01/30 (#)	1,500	1,465,929
		7,734,138
Gas Utilities | 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 06/01/28 (#)	1,000	1,027,350
Health Care Equipment & Supplies | 1.6%
Bausch & Lomb Corp., 8.375%, 10/01/28 (#)	2,000	2,084,375
Health Care Providers & Services | 4.1%
Encompass Health Corp., 4.625%, 04/01/31	1,849	1,799,053
LifePoint Health, Inc., 5.375%, 01/15/29 (#)	2,000	1,905,000
Tenet Healthcare Corp., 4.375%, 01/15/30	1,500	1,458,819
		5,162,872
Description	Principal Amount (000)	Fair Value
Hotel & Resort REITs | 2.5%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 05/15/29 (#)	$1,500	$1,462,495
RHP Hotel Properties LP/RHP Finance Corp., 4.500%, 02/15/29 (#)	1,750	1,716,266
		3,178,761
Hotels, Restaurants & Leisure | 4.0%
Boyd Gaming Corp., 4.750%, 06/15/31 (#)	2,000	1,928,012
Station Casinos LLC, 4.625%, 12/01/31 (#)	1,750	1,650,801
Travel & Leisure Co., 4.500%, 12/01/29 (#)	1,500	1,449,176
		5,027,989
Household Durables | 1.3%
Somnigroup International, Inc., 4.000%, 04/15/29 (#)	1,750	1,679,558
Interactive Media & Services | 1.1%
Ziff Davis, Inc., 4.625%, 10/15/30 (#)	1,500	1,413,732
IT Services | 2.6%
NCR Atleos Corp., 9.500%, 04/01/29 (#)	1,500	1,623,783
NCR Voyix Corp., 5.125%, 04/15/29 (#)	1,750	1,721,860
		3,345,643
Leisure Products | 1.2%
Sabre GLBL, Inc.,
8.625%, 06/01/27 (#)	1,038	1,052,864
10.750%, 11/15/29 (#)	468	452,275
		1,505,139
Machinery | 1.6%
Terex Corp., 5.000%, 05/15/29 (#)	2,000	1,969,609

Description	Principal Amount (000)	Fair Value
Lazard US High Yield Portfolio (continued)
Media | 15.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.750%, 03/01/30 (#)	$1,500	$1,439,351
5.125%, 05/01/27 (#)	500	496,642
Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/28 (#)	2,000	1,996,363
DISH Network Corp., 11.750%, 11/15/27 (#)	2,000	2,116,514
Gray Media, Inc., 4.750%, 10/15/30 (#)	2,000	1,532,500
Lamar Media Corp., 3.625%, 01/15/31	1,500	1,395,644
Nexstar Media, Inc., 5.625%, 07/15/27 (#)	1,500	1,497,823
Scripps Escrow II, Inc., 3.875%, 01/15/29 (#)	1,000	880,984
Sinclair Television Group, Inc., 5.125%, 02/15/27 (#)	1,750	1,749,650
Sirius XM Radio LLC, 3.875%, 09/01/31 (#)	1,000	906,282
TEGNA, Inc., 5.000%, 09/15/29	1,750	1,740,966
Univision Communications, Inc., 9.375%, 08/01/32 (#)	2,000	2,131,334
Virgin Media Secured Finance PLC, 4.500%, 08/15/30 (#)	2,000	1,885,682
		19,769,735
Oil, Gas & Consumable Fuels | 14.1%
Borr IHC Ltd./Borr Finance LLC, 10.375%, 11/15/30 (#)	1,623	1,622,285
Buckeye Partners LP, 4.500%, 03/01/28 (#)	1,500	1,481,363
Civitas Resources, Inc., 8.750%, 07/01/31 (#)	2,000	2,049,022
Comstock Resources, Inc., 6.750%, 03/01/29 (#)	1,500	1,497,550
CVR Energy, Inc., 8.500%, 01/15/29 (#)	1,500	1,533,087
Kodiak Gas Services LLC, 7.250%, 02/15/29 (#)	1,750	1,815,914
Nabors Industries, Inc., 9.125%, 01/31/30 (#)	1,500	1,560,000
Description	Principal Amount (000)	Fair Value
Range Resources Corp., 4.750%, 02/15/30 (#)	$1,750	$1,711,721
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 01/15/28 (#)	1,250	1,243,641
Transocean International Ltd., 8.750%, 02/15/30 (#)	1,725	1,814,995
Vital Energy, Inc., 7.875%, 04/15/32 (#)	1,500	1,456,106
		17,785,684
Pharmaceuticals | 1.2%
1261229 BC Ltd., 10.000%, 04/15/32 (#)	1,500	1,537,578
Software | 3.3%
Cloud Software Group, Inc.,
6.500%, 03/31/29 (#)	1,000	1,009,020
9.000%, 09/30/29 (#)	1,000	1,037,207
CoreWeave, Inc., 9.250%, 06/01/30 (#)	2,000	2,065,588
		4,111,815
Specialty Retail | 6.2%
Asbury Automotive Group, Inc., 4.500%, 03/01/28	987	974,931
5.000%, 02/15/32 (#)	750	720,174
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.625%, 01/15/29 (#)	500	475,869
6.750%, 01/15/30 (#)	1,500	1,407,649
Group 1 Automotive, Inc., 4.000%, 08/15/28 (#)	1,000	971,811
Penske Automotive Group, Inc., 3.750%, 06/15/29	1,750	1,671,691
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 06/01/31 (#)	1,750	1,665,108
		7,887,233
Total Corporate Bonds (Cost $125,376,552)		124,161,224

Description	Principal Amount (000)	Fair Value
Lazard US High Yield Portfolio (concluded)
Repurchase Agreements | 0.2%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $195,800 United States Treasury Note, 3.875%, 08/15/34, with a fair value of $193,869) Proceeds of $190,022 (Cost $190,000)	$190	$190,000

Description	Shares	Fair Value
Short-Term Investments | 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $13,350)	13,350	$13,350
Total Investments | 98.3% (Cost $125,579,902)		$124,364,574
Cash and Other Assets in Excess of Liabilites | 1.7%		2,204,805
Net Assets | 100.0%		$126,569,379

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 82.6% of net assets of the Portfolio.

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio
Asset-Backed Securities | 5.7%
Financial Services | 4.2%
Business Jet Securities LLC, Series 2022-1A, Class A, 4.455%, 06/15/37 (#)	$534	$528,953
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.530%, 03/15/61 (#)	469	390,488
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/61 (#)	500	417,074
		1,336,515
Ground Transportation | 1.5%
TRP LLC, Series 2021-1, Class A, 2.070%, 06/19/51 (#)	489	468,600
Total Asset-Backed Securities (Cost $1,811,292)		1,805,115
Corporate Bonds | 33.6%
Aerospace & Defense | 2.3%
Boeing Co., 2.196%, 02/04/26	725	719,509
Automobiles | 6.8%
American Honda Finance Corp., 5.250%, 07/07/26	800	806,772
Ford Motor Credit Co. LLC, 4.125%, 08/17/27	675	663,963
General Motors Financial Co., Inc., 5.000%, 04/09/27	700	706,415
		2,177,150
Banks | 16.1%
Bank of America Corp., 2.551% (SOFR+1.050%), 02/04/28 (§)	1,050	1,028,350
Citigroup, Inc., 3.887% (SOFR+1.825%), 01/10/28 (§)	1,025	1,020,816
Goldman Sachs Group, Inc., 4.937% (SOFR+1.319%), 04/23/28 (§)	725	733,487
Description	Principal Amount (000)	Fair Value
JPMorgan Chase & Co., 1.045% (SOFR+0.800%), 11/19/26 (§)	$1,050	$1,045,296
Morgan Stanley, 1.593% (SOFR+0.879%), 05/04/27 (§)	625	615,134
Wells Fargo & Co., 3.196% (SOFR+1.432%), 06/17/27 (§)	675	670,236
		5,113,319
Diversified Telecommunication Services | 2.3%
T-Mobile USA, Inc., 2.625%, 04/15/26	725	719,073
Health Care Providers & Services | 2.1%
HCA, Inc., 4.500%, 02/15/27	675	676,236
Oil, Gas & Consumable Fuels | 2.1%
Energy Transfer LP, 5.500%, 06/01/27	650	661,271
Semiconductors & Semiconductor Equipment | 1.9%
Intel Corp., 3.750%, 08/05/27	600	595,383
Total Corporate Bonds (Cost $10,572,724)		10,661,941
Mortgage-Backed Securities | 4.4%
COMM Mortgage Trust, Series 2016-787S, Class A 3.545%, 02/10/36 (#)	700	692,677
Manhattan West Mortgage Trust, Series 2020-1MW, Class A 2.130%, 09/10/39 (#)	750	714,820
Total Mortgage-Backed Securities (Cost $1,370,420)		1,407,497

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio (concluded)
U.S. Government Securities | 3.2%
Federal Farm Credit Banks Funding Corp., 4.360%, 10/28/27 (Cost $1,003,937)	$1,005	$1,004,426
U.S. Treasury Securities | 51.7%
U.S. Treasury Notes,
4.250%, 01/15/28	4,090	4,145,758
3.875%, 03/15/28	1,380	1,388,679
3.625%, 08/15/28	2,980	2,980,000
3.375%, 09/15/28	7,980	7,925,761
Total U.S. Treasury Securities (Cost $16,386,440)		16,440,198
Repurchase Agreements | 0.2%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $72,200 United States Treasury Note, 3.875%, 08/15/34, with a fair value of $71,550) Proceeds of $70,008 (Cost $70,000)	70	70,000

Description	Shares	Fair Value
Short-Term Investments | 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $8,896)	8,896	$8,896
Total Investments | 98.8% (Cost $31,223,709)		$31,398,073
Cash and Other Assets in Excess of Liabilites | 1.2%		397,099
Net Assets | 100.0%		$31,795,172

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 10.1% of net assets of the Portfolio.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2025.

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio
Common Stocks | 1.1%
Cameroon | 0.0%
Golar LNG Ltd.	12	$485
Luxembourg | 0.0%
Vinty Holding 5 SA (*), (¢)	18,119,609	9,803
United States | 1.1%
Affirm Holdings, Inc. (*)	31	2,265
Akamai Technologies, Inc. (*)	16	1,212
Alkami Technology, Inc. (*)	19	472
Alphatec Holdings, Inc. (*), (±)	452	6,572
Amphenol Corp., Class A	15	1,856
Applied Digital Corp. (*)	3,742	85,841
AST SpaceMobile, Inc. (*)	1,644	80,688
BigBear.ai Holdings, Inc. (*), (±)	8,159	53,197
Bill Holdings, Inc. (*)	88	4,661
Bridgebio Pharma, Inc. (*)	18	935
Celcuity, Inc. (*)	70	3,458
Cleanspark, Inc. (*), (±)	31	450
CONMED Corp.	5	235
Core Scientific, Inc. (*)	1,997	35,826
DigitalOcean Holdings, Inc. (*)	37	1,264
Dropbox, Inc., Class A (*), (±)	583	17,612
Encore Capital Group, Inc. (*), (±)	195	8,139
Energy Fuels, Inc. (*)	786	12,065
Enovix Corp. (*)	44	439
Expedia Group, Inc.	167	35,696
Guidewire Software, Inc. (*)	31	7,126
JBT Marel Corp.	2	281
Lucid Group, Inc. (*), (±)	1,798	42,774
Match Group, Inc. (±)	61	2,155
Nutanix, Inc., Class A (*), (±)	152	11,307
Opendoor Technologies, Inc. (*)	3,776	30,095
Pagaya Technologies Ltd., Class A (*), (±)	104	3,088
Q2 Holdings, Inc.	194	14,044
Shift4 Payments, Inc., Class A (*)	1,275	98,685
SoFi Technologies, Inc. (*), (±)	962	25,416
Terawulf, Inc. (*)	65	742
Tetra Tech, Inc. (±)	286	9,547
Upstart Holdings, Inc. (*), (±)	140	7,112
Description	Shares	Fair Value
Vertex, Inc., Class A (*), (±)	13	$322
		605,577
Total Common Stocks (Cost $1,076,493)		615,865

Description	Security Currency	Principal Amount (000)	Fair Value
Convertible Corporate Bonds | 44.5%
Australia | 0.9%
IREN Ltd.:
Series IREN, 3.500%, 12/15/29 (#)	USD	35	$125,248
3.250%, 06/15/30 (#), (±)	USD	130	382,630
			507,878
Canada | 0.4%
StorageVault Canada, Inc., 5.000%, 03/31/28 (#), (±)	CAD	342	248,814
China | 0.5%
Ping An Insurance Group Co. of China Ltd., 0.875%, 07/22/29 (**), (±)	USD	200	270,000
Netherlands | 0.3%
Nebius Group NV:
1.000%, 09/15/30 (#), (±)	USD	7	8,158
2.750%, 09/15/32 (#), (±)	USD	15	17,475
Pharming Group NV, 4.500%, 04/25/29 (**), (±)	EUR	100	147,825
			173,458
Singapore | 0.4%
Sea Ltd., 2.375%, 12/01/25 (±)	USD	117	231,309

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
United States | 42.0%
A10 Networks, Inc., 2.750%, 04/01/30 (#), (±)	USD	271	$285,359
ADTRAN Holdings, Inc., 3.750%, 09/15/30 (#), (±)	USD	159	179,432
Affirm Holdings, Inc.:
0.000%, 11/15/26 (±)	USD	774	739,362
0.750%, 12/15/29 (#), (±)	USD	50	54,425
Akamai Technologies, Inc.:
0.375%, 09/01/27 (±)	USD	39	37,401
0.250%, 05/15/33 (#), (±)	USD	222	223,332
Alkami Technology, Inc., 1.500%, 03/15/30 (#), (±)	USD	21	22,486
Alphatec Holdings, Inc.:
0.750%, 08/01/26 (±)	USD	242	252,285
0.750%, 03/15/30 (#), (±)	USD	336	401,241
Amyris, Inc., 0.000%, 11/15/26 (¢), («)	USD	938	0
Astronics Corp., 0.000%, 01/15/31 (#), (±)	USD	176	184,800
Bentley Systems, Inc., 0.125%, 01/15/26 (±)	USD	36	35,568
BigBear.ai Holdings, Inc., 6.000%, 12/15/29 (#), (±)	USD	42	85,421
Bill Holdings, Inc., 0.000%, 04/01/30 (#), (±)	USD	27	24,097
BioMarin Pharmaceutical, Inc., 1.250%, 05/15/27 (±)	USD	398	378,299
Block, Inc., 0.250%, 11/01/27 (±)	USD	156	142,467
Bridgebio Pharma, Inc., 2.250%, 02/01/29 (±)	USD	61	60,283
Cheesecake Factory, Inc.:
0.375%, 06/15/26 (±)	USD	111	110,701
2.000%, 03/15/30 (#), (±)	USD	335	342,705
Cipher Mining, Inc., 0.000%, 10/01/31 (#), (±)	USD	8	8,824
Cloudflare, Inc., 0.000%, 08/15/26 (±)	USD	71	88,622
Coinbase Global, Inc., 0.500%, 06/01/26 (±)	USD	111	123,488
Description	Security Currency	Principal Amount (000)	Fair Value
CONMED Corp., 2.250%, 06/15/27 (±)	USD	1,138	$1,085,659
Core Scientific, Inc., 3.000%, 09/01/29 (#), (±)	USD	44	79,244
Cracker Barrel Old Country Store, Inc., 1.750%, 09/15/30 (#), (±)	USD	38	35,150
Danimer Scientific, Inc., 0.000%, 12/15/26 (¢)	USD	300	0
Dexcom, Inc.:
0.250%, 11/15/25 (±)	USD	1,017	1,010,135
0.375%, 05/15/28 (±)	USD	488	445,422
DigitalOcean Holdings, Inc.:
0.000%, 12/01/26 (±)	USD	88	83,111
0.000%, 08/15/30 (#), (±)	USD	305	340,649
Dropbox, Inc., 0.000%, 03/01/26 (±)	USD	819	809,948
Dynavax Technologies Corp., 2.000%, 03/15/30 (#), (±)	USD	129	121,205
Etsy, Inc.:
0.125%, 09/01/27 (±)	USD	251	231,802
0.250%, 06/15/28 (±)	USD	564	499,563
Exact Sciences Corp.:
0.375%, 03/15/27 (±)	USD	43	41,366
0.375%, 03/01/28 (±)	USD	93	86,118
Expedia Group, Inc., 0.000%, 02/15/26 (±)	USD	523	527,969
Fisker, Inc., 0.000%, 09/15/26 (#), (±), («)	USD	766	4,098
Five9, Inc., 1.000%, 03/15/29 (±)	USD	10	8,885
GameStop Corp.:
0.000%, 04/01/30 (#), (±)	USD	57	64,809
0.000%, 06/15/32 (#), (±)	USD	185	211,732
Guardant Health, Inc., 0.000%, 11/15/27 (±)	USD	889	856,107
Hims & Hers Health, Inc., 0.000%, 05/15/30 (#), (±)	USD	21	23,677
Impinj, Inc., 1.125%, 05/15/27 (±)	USD	80	133,880
Inotiv, Inc., 3.250%, 10/15/27 (±)	USD	313	76,685
Jazz Investments I Ltd., 2.000%, 06/15/26 (±)	USD	532	566,713

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
JBT Marel Corp., 0.250%, 05/15/26 (±)	USD	179	$181,023
KalVista Pharmaceuticals, Inc., 3.250%, 10/01/31 (#), (±)	USD	31	33,645
LCI Industries, 3.000%, 03/01/30 (#), (±)	USD	35	35,910
Liberty Interactive LLC:
4.000%, 11/15/29 (±)	USD	572	54,306
3.750%, 02/15/30 (±)	USD	1,074	99,345
Lumentum Holdings, Inc.:
0.500%, 12/15/26 (±)	USD	633	1,067,396
1.500%, 12/15/29 (±)	USD	15	36,240
MARA Holdings, Inc., 0.000%, 08/01/32 (#), (±)	USD	169	181,506
Marriott Vacations Worldwide Corp., 0.000%, 01/15/26 (±)	USD	1,475	1,453,907
Match Group Financeco 2, Inc., 0.875%, 06/15/26 (#), (±)	USD	518	504,381
Match Group Financeco 3, Inc., 2.000%, 01/15/30 (#), (±)	USD	24	22,116
MGP Ingredients, Inc., 1.875%, 11/15/41 (±)	USD	563	539,526
Microchip Technology, Inc., 0.750%, 06/01/30 (±)	USD	189	183,708
Mitek Systems, Inc., 0.750%, 02/01/26 (±)	USD	665	655,349
NCL Corp. Ltd., 0.750%, 09/15/30 (#), (±)	USD	219	222,011
Okta, Inc., 0.375%, 06/15/26 (±)	USD	88	85,842
ON Semiconductor Corp.:
0.000%, 05/01/27 (±)	USD	100	114,050
0.500%, 03/01/29 (±)	USD	138	127,674
Pacira BioSciences, Inc., 2.125%, 05/15/29 (±)	USD	77	78,424
PAR Technology Corp., 1.000%, 01/15/30 (#), (±)	USD	44	38,104
Pebblebrook Hotel Trust:
1.750%, 12/15/26 (±)	USD	161	159,066
1.625%, 01/15/30 (#), (±)	USD	185	182,351
Peloton Interactive, Inc.:
0.000%, 02/15/26 (±)	USD	610	600,087
5.500%, 12/01/29 (±)	USD	27	60,507
Description	Security Currency	Principal Amount (000)	Fair Value
Penguin Solutions, Inc., 2.000%, 08/15/30 (±)	USD	3	$3,578
Pitney Bowes, Inc., 1.500%, 08/15/30 (#), (±)	USD	151	157,267
Porch Group, Inc., 6.750%, 10/01/28 (#), (±)	USD	164	170,547
PROS Holdings, Inc.:
2.250%, 09/15/27 (±)	USD	42	41,601
2.500%, 07/01/30 (#), (±)	USD	492	636,156
PTC Therapeutics, Inc., 1.500%, 09/15/26 (±)	USD	840	1,080,450
Q2 Holdings, Inc., 0.750%, 06/01/26 (±)	USD	43	44,699
RealReal, Inc., 4.000%, 02/15/31 (#), (±)	USD	102	130,968
Semtech Corp., 1.625%, 11/01/27 (±)	USD	136	268,260
Shift Technologies, Inc., 0.000%, 05/15/26 (#), (±), («)	USD	850	935
Snap, Inc., 0.125%, 03/01/28 (±)	USD	90	80,370
Snowflake, Inc., 0.000%, 10/01/29 (±)	USD	40	62,695
Strategy, Inc., 2.250%, 06/15/32 (±)	USD	223	398,389
Summit Hotel Properties, Inc., 1.500%, 02/15/26 (±)	USD	689	678,321
Super Micro Computer, Inc.:
3.500%, 03/01/29 (±)	USD	7	7,159
0.000%, 06/15/30 (#), (±)	USD	61	67,466
Teladoc Health, Inc., 1.250%, 06/01/27 (±)	USD	153	143,666
Tempus AI, Inc., 0.750%, 07/15/30 (#), (±)	USD	42	52,815
Unity Software, Inc., 0.000%, 11/15/26 (±)	USD	290	276,877
Vertex, Inc., 0.750%, 05/01/29 (±)	USD	12	12,240
Vishay Intertechnology, Inc., 2.250%, 09/15/30 (±)	USD	92	83,889
Xometry, Inc.:
1.000%, 02/01/27 (±)	USD	221	266,929
0.750%, 06/15/30 (#), (±)	USD	76	106,780

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Ziff Davis, Inc.:
1.750%, 11/01/26 (±)	USD	316	$303,913
3.625%, 03/01/28 (#), (±)	USD	668	646,290
			23,563,259
Total Convertible Corporate Bonds (Cost $25,836,089)			24,994,718
Corporate Bonds | 0.5%
Brazil | 0.3%
Gol Finance, Inc., 14.375%, 06/06/30 (#), (±)	USD	162	166,575
Colombia | 0.2%
ABRA Global Finance, 14.000%, 10/22/29 (#), (±)	USD	117	113,062
United States | 0.0%
GOL Equity Finance SA, 0.000%, 07/15/24 (¢), («)	USD	616	0
Total Corporate Bonds (Cost $262,137)			279,637

Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount <	Fair Value
Purchased Options | 0.0%
Call
Bill Holdings, Inc., Expires 10/03/25	MSC	5	$54	$26,485	$230
Bill Holdings, Inc., Expires 10/17/25	MSC	5	55	26,485	550
PAR Technology Corp., Expires 10/17/25	MSC	8	50	31,664	40
Porch Group, Inc., Expires 12/19/25	MSC	3	13	5,034	1,470

Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount <	Fair Value
Porch Group, Inc., Expires 01/16/26	MSC	4	$15	$6,712	$1,468
Sarepta Therapeutics, Inc., Expires 11/21/25	MSC	3	30	5,781	237
Sarepta Therapeutics, Inc., Expires 01/16/26	MSC	4	30	7,708	756
Put
BigBear.ai Holdings, Inc., Expires 10/17/25	MSC	30	6	39,120	1,395
Bloom Energy Corp., Expires 01/16/26	MSC	3	19	25,371	15
iShares Russell 2000 ETF, Expires 10/17/25	MSC	39	232	943,644	4,446
Opendoor Technologies, Inc., Expires 01/16/26	MSC	33	2	26,301	99
Pagaya Technologies Ltd., Expires 10/17/25	MSC	4	29	11,876	708
Planet Labs PBC, Expires 10/17/25	MSC	8	11	10,384	200
Plug Power, Inc., Expires 10/17/25	MSC	30	2	6,990	360
SPDR S&P 500 ETF Trust, Expires 10/17/25	MSC	39	645	2,598,102	8,697
Wayfair, Inc., Expires 10/03/25	MSC	6	77	53,598	96
Western Digital Corp., Expires 10/17/25	MSC	2	106	24,012	240
Xometry, Inc., Expires 10/17/25	MSC	5	50	27,235	425
Total Purchased Options (Cost $38,757)					21,432

Description	Security Currency	Principal Amount (000)	Fair Value
U.S. Treasury Securities | 45.8%
U.S. Treasury Bills:
0.000%, 10/02/25 (±)	USD	495	$494,945
0.000%, 10/07/25 (±)	USD	2,600	2,598,237
0.000%, 10/23/25 (±)	USD	3,205	3,197,112
0.000%, 11/04/25 (±)	USD	2,495	2,485,541

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
0.000%, 11/28/25 (±)	USD	4,530	$4,500,810
0.000%, 12/18/25 (±)	USD	1,000	991,622
0.000%, 12/30/25 (±)	USD	1,610	1,594,524
0.000%, 01/13/26 (±)	USD	5,480	5,419,472
0.000%, 01/20/26 (±)	USD	1,115	1,101,867
0.000%, 03/05/26 (±)	USD	2,355	2,317,118
U.S. Treasury Notes:
4.000%, 03/31/30 (±)	USD	525	531,009
3.625%, 08/31/30 (±)	USD	494	491,453
Total U.S. Treasury Securities (Cost $25,719,455)			25,723,710

Description	Shares	Fair Value
Warrants | 0.0%
Singapore | 0.0%
Maxeon Solar Technologies Ltd., Expires 01/15/28i (*), (¢) (Cost $0)	26,550	$0
Short-Term Investments | 5.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $2,914,472)	2,914,472	$2,914,472
Total Investments excluding Securities Sold Short | 97.1% (Cost $55,847,403)		$54,549,834

Description	Shares	Fair Value
Securities Sold Short | (4.8)%
Common Stocks | (3.3)%
Australia | (0.8)%
IREN Ltd.	(9,411)	$(441,658)
Cameroon | (0.0)%
Golar LNG Ltd.	(12)	(485)
Canada | (0.0)%
StorageVault Canada, Inc.	(3,152)	(11,709)
China | (0.4)%
Ping An Insurance Group Co. of China Ltd., Class H	(32,600)	(221,839)
Netherlands | (0.1)%
Pharming Group NV	(49,317)	(71,996)
Singapore | (0.4)%
Sea Ltd. ADR	(1,292)	(230,919)
United States | (1.6)%
A10 Networks, Inc.	(4,717)	(85,614)
ADTRAN Holdings, Inc. (±)	(142)	(1,332)
Affirm Holdings, Inc. (±)	(2)	(146)
Akamai Technologies, Inc. (±)	(16)	(1,212)
Alkami Technology, Inc. (±)	(19)	(472)
AST SpaceMobile, Inc.	(1,644)	(80,688)
Bridgebio Pharma, Inc. (±)	(133)	(6,908)
Celcuity, Inc.	(70)	(3,458)
Cloudflare, Inc., Class A (±)	(91)	(19,528)
CONMED Corp. (±)	(5)	(235)
Core Scientific, Inc. (±)	(3,294)	(59,094)
DigitalOcean Holdings, Inc. (±)	(2,533)	(86,527)
Energy Fuels, Inc.	(5,898)	(90,534)
Exact Sciences Corp.	(5)	(274)
Expedia Group, Inc. (±)	(5)	(1,069)
Hims & Hers Health, Inc. (±)	(74)	(4,197)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
JBT Marel Corp.	(2)	$(281)
Lumentum Holdings, Inc. (±)	(143)	(23,268)
MACOM Technology Solutions Holdings, Inc.	(23)	(2,863)
Microchip Technology, Inc.	(106)	(6,807)
ON Semiconductor Corp. (±)	(414)	(20,414)
Opendoor Technologies, Inc. (±)	(496)	(3,953)
Pacira BioSciences, Inc. (±)	(1,056)	(27,213)
PAR Technology Corp. (±)	(1)	(40)
Pebblebrook Hotel Trust (±)	(6,719)	(76,529)
Peloton Interactive, Inc., Class A (±)	(4,954)	(44,586)
Q2 Holdings, Inc. (*), (±)	(147)	(10,641)
Shift4 Payments, Inc., Class A (±)	(1,084)	(83,902)
Snowflake, Inc. (±)	(216)	(48,719)
Terawulf, Inc. (±)	(59)	(674)
Xometry, Inc., Class A (±)	(1,381)	(75,223)
		(866,401)
Total Common Stocks (Proceeds $1,617,370)		(1,845,007)

Description	Security Currency	Principal Amount (000)	Fair Value
U.S. Treasury Securities | (1.5)%
U.S. Treasury Notes, 3.625%, 08/31/27 (Proceeds $827,419)	USD	(826)	$(825,968)
Total Securities Sold Short (Proceeds $2,444,789)			(2,670,975)
Total Investments | 92.3% (Cost and short proceeds $53,402,614) (»)			$51,878,859
Cash and Other Assets in Excess of Liabilities | 7.6%			4,294,836
Net Assets | 100.0%			$56,173,695

(*)	Non-income producing security.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 12.4% of net assets of the Portfolio.
(**)	Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. September 30, 2025, these securities amounted to 0.7% of net assets of the Portfolio.
(«)	Issue in default.
<	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Lazard Enhanced Opportunities Portfolio (continued)

Forward Currency Contracts open at September 30, 2025:
Currency Purchased	Quantity	Currency Sold	Quantity	Counter- party	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	326,078	CAD	448,000	SSB	12/29/25	$2,832	$—
USD	170,288	EUR	144,000	SSB	12/29/25	369	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$3,201	$—

Written Options at September 30, 2025:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount <	Premiums	Fair Value
Call
CME E-mini S&P 500 Index Futures	MSC	9	$6,825	10/17/25	$(3,029,625)	$4,477	$(12,938)
Put
Bill Holdings, Inc.	MSC	5	50	10/17/25	(26,485)	600	(500)
iShares Russell 2000 ETF	MSC	39	222	10/17/25	(943,644)	2,688	(1,326)
Porch Group, Inc.	MSC	31	10	1/16/26	(52,018)	4,713	(1,085)
SPDR S&P 500 ETF Trust	MSC	39	625	10/17/25	(2,598,102)	7,758	(3,510)
Total Written Options		123				$20,236	$(19,359)

< Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

Total Return Swap Agreements open at September 30, 2025:

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 9/30/2025	Unrealized Appreciation	Unrealized Depreciation
Long Position Contract
USD	BNP	$43,517	11/17/25	A10 Networks, Inc., 2.750%, 04/01/30	4.09%	$519	$—
USD	BNP	110,115	11/17/25	ADTRAN Holdings, Inc., 3.750%, 09/15/30	4.09	3,732	—
USD	BNP	248,161	11/17/25	Advanced Energy Industries, Inc., 2.500%, 09/15/28	4.09	31,580	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 9/30/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$233,084	11/17/25	Affirm Holdings, Inc., 0.750%, 12/15/29	4.09%	$—	$8,147
USD	NIP	676,322	11/17/25	Akamai Technologies, Inc., 0.375%, 09/01/27	4.09	—	14,167
USD	NIP	565,728	11/17/25	Akamai Technologies, Inc., 1.125%, 02/15/29	4.09	—	14,875
USD	BNP	265,077	11/17/25	Akamai Technologies, Inc., 0.250%, 05/15/33	4.09	—	7,688
USD	NIP	1,018,823	11/17/25	Alibaba Group Holding Ltd., 0.500%, 06/30/31	4.09	300,667	—
USD	BNP	24,750	11/17/25	Alkami Technology, Inc., 1.500%, 03/15/30	4.09	—	2,372
USD	NIP	41,716	11/17/25	Alphatec Holdings, Inc., 0.750%, 08/01/26	4.09	—	1,217
USD	NIP	34,973	11/17/25	Amphastar Pharmaceuticals, Inc., 2.000%, 03/15/29	4.09	1,032	—
USD	BNP	202,206	11/17/25	ANI Pharmaceuticals, Inc., 2.250%, 09/30/29	4.09	108	—
USD	NIP	186,524	11/17/25	Applied Digital Corp., 2.750%, 06/01/30	4.09	115,860	—
USD	BNP	258,074	11/17/25	Applied Optoelectronics, Inc., 2.750%, 01/15/30	4.09	—	14,690
USD	NIP	56,138	11/17/25	Ascendis Pharma AS, 2.250%, 04/01/28	4.09	—	361
USD	BNP	102,430	11/17/25	AST SpaceMobile, Inc., 4.250%, 03/01/32	4.09	384	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 9/30/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$17,823	11/17/25	Astronics Corp., 5.500%, 03/15/30	4.09%	$1,875	$—
USD	BNP	36,711	11/17/25	Bentley Systems, Inc., 0.125%, 01/15/26	4.09	—	315
USD	NIP	92,556	11/17/25	BigBear.ai Holdings, Inc., 6.000%, 12/15/29	4.09	61,662	—
USD	BNP	129,542	11/17/25	BigBear.ai Holdings, Inc., 6.000%, 12/15/29	4.09	—	7,632
USD	NIP	–	11/17/25	BigBear.ai Holdings, Inc.	4.09	3,684	—
USD	BNP	607,899	11/17/25	Bill Holdings, Inc., 0.000%, 04/01/30	4.09	28,714	—
USD	BNP	697,103	11/17/25	Bloom Energy Corp., 3.000%, 06/01/28	4.09	81,540	—
USD	BNP	1,211,972	11/17/25	Bloom Energy Corp., 3.000%, 06/30/29	4.09	1,287,895	—
USD	NIP	537,945	11/17/25	Box, Inc., 0.000%, 01/15/26	4.09	—	38,750
USD	BNP	83,396	11/17/25	Bridgebio Pharma, Inc., 2.250%, 02/01/29	4.09	1,230	—
USD	NIP	50,237	11/17/25	Bridgebio Pharma, Inc., 1.750%, 03/01/31	4.09	472	—
USD	NIP	369,929	11/17/25	Bridgebio Pharma, Inc., 2.500%, 03/15/27	4.09	60,223	—
USD	BNP	111,266	11/17/25	Cheesecake Factory, Inc., 0.375%, 06/15/26	4.09	—	53
USD	BNP	148,014	11/17/25	Cheesecake Factory, Inc., 2.000%, 03/15/30	4.09	2,756	—
USD	NIP	44,198	11/17/25	Cipher Mining, Inc., 1.750%, 05/15/30	4.09	3,021	—
USD	BNP	93,638	11/17/25	Cleanspark, Inc., 0.000%, 06/15/30	4.09	7,101	—
USD	NIP	409,950	11/17/25	Cloudflare, Inc., 0.000%, 08/15/26	4.09	42,858	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 9/30/2025	Unrealized Appreciation	Unrealized Depreciation
USD	NIP	$87,428	11/17/25	Cloudflare, Inc., 0.000%, 06/15/30	4.09%	$—	$986
USD	NIP	366,909	11/17/25	Coinbase Global, Inc., 0.500%, 06/01/26	4.09	—	12,310
USD	BNP	706,510	11/17/25	Collegium Pharmaceutical, Inc., 2.875%, 02/15/29	4.09	16,642	—
USD	BNP	200,219	11/17/25	Core Scientific, Inc., 3.000%, 09/01/29	4.09	6,712	—
USD	BNP	36,422	11/17/25	Cracker Barrel Old Country Store, Inc., 1.750%, 09/15/30	4.09	—	1,325
USD	BNP	1,257,517	11/17/25	Dayforce, Inc., 0.250%, 03/15/26	4.09	23,422	—
USD	NIP	213,220	11/17/25	DoorDash, Inc., 0.000%, 05/15/30	4.09	4,189	—
USD	BNP	511,526	11/17/25	Dropbox, Inc., 0.000%, 03/01/28	4.09	19,015	—
USD	BNP	312,263	11/17/25	Dynavax Technologies Corp., 2.000%, 03/15/30	4.09	—	743
USD	BNP	483,676	11/17/25	Encore Capital Group, Inc., 4.000%, 03/15/29	4.09	—	8,519
USD	BNP	425,270	11/17/25	Encore Capital Group, Inc., 3.250%, 10/01/25	4.09	5,014	—
USD	BNP	37,077	11/17/25	Enovis Corp., 3.875%, 10/15/28	4.09	—	710
USD	BNP	91,143	11/17/25	Enovix Corp., 4.750%, 09/15/30	4.09	—	704
USD	NIP	38,884	11/17/25	Exact Sciences Corp., 2.000%, 03/01/30	4.09	569	—
USD	NIP	135,932	11/17/25	Exact Sciences Corp., 0.375%, 03/01/28	4.09	7,079	—
USD	NIP	557,368	11/17/25	Exact Sciences Corp., 0.375%, 03/15/27	4.09	10,969	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 9/30/2025	Unrealized Appreciation	Unrealized Depreciation
USD	NIP	$106,489	11/17/25	Exact Sciences Corp., 1.750%, 04/15/31	4.09%	$761	$—
USD	BNP	194,777	11/17/25	EZCORP, Inc., 3.750%, 12/15/29	4.09	77,195	—
USD	BNP	448,132	11/17/25	Five9, Inc., 1.000%, 03/15/29	4.09	—	1,063
USD	BNP	1,250,170	11/17/25	Ford Motor Co., 0.000%, 03/15/26	4.09	47,917	—
USD	BNP	183,036	11/17/25	Fortuna Mining Corp., 3.750%, 06/30/29	4.09	80,151	—
USD	BNP	194,351	11/17/25	GameStop Corp., 0.000%, 06/15/32	4.09	18,825	—
USD	BNP	79,144	11/17/25	GameStop Corp., 0.000%, 04/01/30	4.09	—	13,542
USD	NIP	181,921	11/17/25	Granite Construction, Inc., 3.750%, 05/15/28	4.09	1,220	—
USD	BNP	335,720	11/17/25	Greenbrier Cos., Inc., 2.875%, 04/15/28	4.09	—	10,610
USD	NIP	455,107	11/17/25	Guidewire Software, Inc., 1.250%, 11/01/29	4.09	—	10,177
USD	NIP	278,915	11/17/25	H World Group Ltd., 3.000%, 05/01/26	4.09	—	1,011
USD	BNP	23,502	11/17/25	Hims & Hers Health, Inc., 0.000%, 05/15/30	4.09	1,263	—
USD	BNP	213,480	11/17/25	indie Semiconductor, Inc., 4.500%, 11/15/27	4.09	—	1,725
USD	BNP	135,687	11/17/25	indie Semiconductor, Inc., 3.500%, 12/15/29	4.09	3,606	—
USD	NIP	32,171	11/17/25	indie Semiconductor, Inc., 3.500%, 12/15/29	4.09	1,056	—
USD	BNP	2,649,686	11/17/25	InterDigital, Inc., 3.500%, 06/01/27	4.09	496,167	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 9/30/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$1,490,321	11/17/25	IREN Ltd., 3.500%, 12/15/29	4.09%	$232,811	$—
USD	BNP	568,441	11/17/25	IREN Ltd., 3.250%, 06/15/30	4.09	49,206	—
USD	BNP	32,753	11/17/25	Itron, Inc., 1.375%, 07/31/30	4.09	1,559	—
USD	NIP	46,698	11/17/25	Kite Realty Group LP, 0.750%, 04/01/27	4.09	93	—
USD	NIP	37,364	11/17/25	LCI Industries, 3.000%, 03/01/30	4.09	—	1,597
USD	BNP	907,853	11/17/25	Liberty Media Corp., 2.375%, 09/30/53	4.09	88,631	—
USD	BNP	316,409	11/17/25	LivaNova PLC, 2.500%, 03/15/29	4.09	9,997	—
USD	BNP	168,541	11/17/25	Live Nation Entertainment, Inc., 2.875%, 01/15/30	4.09	708	—
USD	BNP	215,321	11/17/25	Lumentum Holdings, Inc., 0.500%, 12/15/26	4.09	3,779	—
USD	BNP	199,051	11/17/25	Lumentum Holdings, Inc., 1.500%, 12/15/29	4.09	172,147	—
USD	NIP	121,905	11/17/25	Lumentum Holdings, Inc., 0.500%, 12/15/26	4.09	6,170	—
USD	BNP	146,497	11/17/25	Lyft, Inc., 0.625%, 03/31/29	4.09	23,902	—
USD	NIP	417,192	11/17/25	MACOM Technology Solutions Holdings, Inc., 0.250%, 03/15/26	4.09	45,920	—
USD	NIP	122,754	11/17/25	MARA Holdings, Inc., 0.000%, 08/01/32	4.09	—	491
USD	BNP	425,890	11/17/25	Match Group Financeco 3, Inc., 2.000%, 01/15/30	4.09	9,969	—
USD	NIP	574,370	03/06/26	Microchip Technology, Inc., 0.750%, 06/30/30	4.09	9,552	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 9/30/2025	Unrealized Appreciation	Unrealized Depreciation
USD	NIP	$189,695	11/17/25	Mirum Pharmaceuticals, Inc., 4.000%, 05/01/29	4.09%	$—	$2,088
USD	BNP	128,726	11/17/25	NCL Corp. Ltd., 0.750%, 09/15/30	4.09	—	6,355
USD	BNP	357,580	11/17/25	Nebius Group NV, 2.000%, 06/05/29	4.09	11,847	—
USD	BNP	856,294	11/17/25	Nebius Group NV, 3.000%, 06/05/31	4.09	17,426	—
USD	BNP	9,132	11/17/25	Nebius Group NV, 1.000%, 09/15/30	4.09	191	—
USD	BNP	1,026,171	11/17/25	Nutanix, Inc., 0.250%, 10/01/27	4.09	—	15,645
USD	BNP	42,998	11/17/25	Nutanix, Inc., 0.500%, 12/15/29	4.09	—	155
USD	BNP	442,621	11/17/25	ON Semiconductor Corp., 0.500%, 03/01/29	4.09	—	2,315
USD	BNP	838,442	11/17/25	ON Semiconductor Corp., 0.000%, 05/01/27	4.09	—	29,555
USD	NIP	746,492	11/17/25	Opendoor Technologies, Inc., 7.000%, 05/15/30	4.09	—	49,709
USD	BNP	873,551	11/17/25	Opendoor Technologies, Inc., 7.000%, 05/15/30	4.09	—	135,404
USD	BNP	486,028	11/17/25	OSI Systems, Inc., 2.250%, 08/01/29	4.09	68,452	—
USD	BNP	273,694	11/17/25	Pacira BioSciences, Inc., 2.125%, 05/31/29	4.09	10,293	—
USD	BNP	580,682	11/17/25	Pagaya Technologies Ltd., 6.125%, 10/01/29	4.09	—	13,966

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 9/30/2025	Unrealized Appreciation	Unrealized Depreciation
USD	NIP	$420,835	11/17/25	PAR Technology Corp., 1.500%, 10/15/27	4.09%	$—	$41,446
USD	NIP	76,926	11/17/25	PAR Technology Corp., 2.875%, 04/15/26	4.09	—	30,049
USD	BNP	51,516	11/17/25	PAR Technology Corp., 1.000%, 01/15/30	4.09	—	4,110
USD	BNP	393,221	11/17/25	Peloton Interactive, Inc., 5.500%, 12/31/29	4.09	102,569	—
USD	BNP	613,785	11/17/25	Penguin Solutions, Inc., 2.000%, 02/01/29	4.09	118,038	—
USD	BNP	412,229	11/17/25	Penguin Solutions, Inc.	4.09	79,672	—
USD	BNP	279,242	11/17/25	Porch Group, Inc., 6.750%,10/01/28	4.09	7,715	—
USD	BNP	39,348	11/17/25	Progress Software Corp., 3.500%, 03/31/30	4.09	—	2,353
USD	BNP	73,918	11/17/25	PROS Holdings, Inc., 2.250%, 09/15/27	4.09	3,020	—
USD	BNP	12,661	11/17/25	PROS Holdings, Inc., 2.500%, 07/01/30	4.09	2,809	—
USD	BNP	722,903	11/17/25	Q2 Holdings, Inc., 0.750%, 06/01/26	4.09	—	113,784
USD	BNP	185,822	11/17/25	RealReal, Inc., 4.000%, 02/15/31	4.09	15,311	—
USD	NIP	547,530	11/17/25	Repligen Corp., 1.000%, 12/15/28	4.09	—	10,340
USD	NIP	224,538	11/17/25	Rubrik, Inc., 0.000%, 06/15/30	4.09	4,193	—
USD	BNP	1,241,474	11/17/25	Sea Ltd., 2.375%, 12/01/25	4.09	60,587	—
USD	NIP	185,161	11/17/25	Semtech Corp., 1.625%, 11/01/27	4.09	86,336	—
USD	BNP	565,098	11/17/25	Shift4 Payments, Inc., 0.500%, 08/01/27	4.09	—	23,466

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 9/30/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$130,711	11/17/25	Silvercorp Metals, Inc., 4.750%, 12/15/29	4.09%	$80,344	$—
USD	NIP	563,713	11/17/25	Sirius XM Holdings, Inc., 3.750%, 03/15/28	4.09	—	10,972
USD	BNP	625,752	11/17/25	Snowflake, Inc., 0.000%, 10/01/27	4.09	12,485	—
USD	BNP	175,279	11/17/25	Snowflake, Inc., 0.000%, 10/01/29	4.09	1,727	—
USD	BNP	227,740	11/17/25	SoFi Technologies, Inc., 0.000%, 10/15/26	4.09	30,644	—
USD	BNP	676,433	11/17/25	SoFi Technologies, Inc., 1.250%, 03/15/29	4.09	411,912	—
USD	NIP	191,155	11/17/25	Solaris Energy Infrastructure, Inc., 4.750%, 05/01/30	4.09	54,155	—
USD	BNP	106,196	11/17/25	SSR Mining, Inc., 2.500%, 04/01/39	4.09	35,878	—
USD	NIP	25,952	11/17/25	Strategy, Inc.	4.09	—	4,614
USD	NIP	876,312	11/17/25	Stride, Inc., 1.125%, 09/01/27	4.09	10,971	—
USD	BNP	525,593	11/17/25	Super Micro Computer, Inc., 0.000%, 06/15/30	4.09	6,360	—
USD	BNP	275,075	11/17/25	Super Micro Computer, Inc., 3.500%, 03/01/29	4.09	—	5,826
USD	BNP	723,687	11/17/25	Super Micro Computer, Inc., 2.250%, 07/15/28	4.09	—	733
USD	NIP	846,430	11/17/25	Terawulf, Inc., 2.750%, 02/01/30	4.09	16,665	—
USD	NIP	294,386	11/17/25	Tetra Tech, Inc., 2.250%, 08/15/28	4.09	353	—
USD	BNP	765,229	11/17/25	TransMedics Group, Inc., 1.500%, 06/01/28	4.09	32,058	—
USD	BNP	1,135,849	11/17/25	Trip.com Group Ltd.	4.09	95,205	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 9/30/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$1,253,550	11/17/25	Upstart Holdings, Inc., 2.000%, 10/01/29	4.09%	$—	$324,884
USD	NIP	561,474	07/06/26	Veeco Instruments, Inc., 2.875%, 06/01/29	4.09	60,960	—
USD	NIP	15,613	11/17/25	Vertex, Inc., 0.750%, 05/31/29	4.09	—	2,414
USD	BNP	234,987	11/17/25	Vishay Intertechnology, Inc., 2.250%, 09/15/30	4.09	1,863	—
USD	BNP	1,655,856	11/17/25	Wayfair, Inc., 3.250%, 09/30/27	4.09	259,614	—
USD	NIP	966,795	11/17/25	Western Digital Corp., 3.000%, 11/15/28	4.09	1,128,895	—
USD	BNP	712,378	11/17/25	Western Digital Corp., 3.000%, 11/15/28	4.09	713,138	—
USD	BNP	98,453	11/17/25	Winnebago Industries, Inc., 3.250%, 01/31/30	4.09	—	102
USD	BNP	941,981	11/17/25	WisdomTree, Inc.	4.09	150,752	—
USD	BNP	204,534	11/17/25	Xometry, Inc., 1.000%, 02/01/27	4.09	30,101	—
USD	BNP	93,531	11/17/25	Xometry, Inc., 0.750%, 06/15/30	4.09	14,246	—
USD	BNP	187,198	11/17/25	Zscaler, Inc., 0.000%, 07/15/28	4.09	2,532	—
Short Position Contract
USD	BNP	65,760	11/17/25	A10 Networks, Inc.	4.09	209	—
USD	BNP	148,121	11/17/25	ADTRAN Holdings, Inc.	4.09	—	8,537
USD	BNP	169,410	11/17/25	Advanced Energy Industries, Inc.	4.09	—	29,819
USD	BNP	189,961	11/17/25	Affirm Holdings, Inc.	4.09	16,524	—
USD	BNP	245,403	11/17/25	Akamai Technologies, Inc.	4.09	10,150	—
USD	NIP	294,728	11/30/27	Akamai Technologies, Inc.	4.09	8,912	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 9/30/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$15,488	11/17/25	Alibaba Group Holding Ltd.	4.09%	$—	$231
USD	NIP	844,942	11/30/27	Alibaba Group Holding Ltd.	4.09	—	281,110
USD	BNP	22,502	11/17/25	Alkami Technology, Inc.	4.09	973	—
USD	BNP	41,036	11/17/25	Alphatec Holdings, Inc.	4.09	1,350	—
USD	NIP	250,346	11/30/27	Alphatec Holdings, Inc.	4.09	—	61,031
USD	NIP	7,431	11/30/27	Amphastar Pharmaceuticals, Inc.	4.09	805	—
USD	BNP	1,375	11/17/25	Amphenol Corp.	4.09	—	478
USD	BNP	150,736	11/17/25	ANI Pharmaceuticals, Inc.	4.09	6,128	—
USD	BNP	10,493	11/17/25	Applied Digital Corp.	4.09	—	9,358
USD	NIP	177,882	11/30/27	Applied Digital Corp.	4.09	—	153,308
USD	BNP	95,103	11/17/25	Applied Optoelectronics, Inc.	4.09	—	15,372
USD	NIP	36,526	11/30/27	Ascendis Pharma AS	4.09	—	176
USD	BNP	79,527	11/17/25	AST SpaceMobile, Inc.	4.09	—	621
USD	BNP	171,128	11/17/25	Astronics Corp.	4.09	—	41,906
USD	BNP	197,666	11/17/25	BigBear.ai Holdings, Inc.	4.09	15,701	—
USD	NIP	70,669	11/28/25	BigBear.ai Holdings, Inc.	4.09	—	43,870
USD	BOA	38,075	08/27/26	BigBear.ai Holdings, Inc.	4.09	—	10,287
USD	BNP	137,067	11/17/25	Bill Holdings, Inc.	4.09	—	21,707
USD	BNP	2,171,187	11/17/25	Bloom Energy Corp.	4.09	—	976,769
USD	BNP	70,606	11/17/25	Box, Inc.	4.09	3,683	—
USD	NIP	439,020	11/30/27	Box, Inc.	4.09	19,803	—
USD	BNP	18,273	11/17/25	Bridgebio Pharma, Inc.	4.09	—	1,396
USD	NIP	305,522	11/30/27	Bridgebio Pharma, Inc.	4.09	—	27,750

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 9/30/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$148,848	11/17/25	Carnival Corp.	4.09%	$3,370	$—
USD	BNP	285,410	11/17/25	Cheesecake Factory, Inc.	4.09	32,510	—
USD	BNP	16,173	11/17/25	Cipher Mining, Inc., 0.000%	4.09	—	1,779
USD	NIP	38,736	11/30/27	Cipher Mining, Inc.	4.09	—	3,411
USD	BNP	61,755	11/17/25	Cleanspark, Inc., 0.000%	4.09	—	4,401
USD	BNP	75,035	11/17/25	Cloudflare, Inc.	4.09	129	—
USD	NIP	265,899	11/30/27	Cloudflare, Inc.	4.09	—	38,733
USD	BNP	14,982	11/17/25	Coinbase Global, Inc.	4.09	—	845
USD	NIP	196,178	11/30/27	Coinbase Global, Inc.	4.09	1,644	—
USD	BNP	370,034	11/17/25	Collegium Pharmaceutical, Inc.	4.09	—	45,628
USD	BNP	21,916	11/17/25	CONMED Corp.	4.09	2,319	—
USD	BNP	187,823	11/17/25	Core Scientific, Inc.	4.09	—	8,358
USD	BNP	28,030	11/17/25	Cracker Barrel Old Country Store, Inc.	4.09	1,095	—
USD	BNP	48,173	11/17/25	Dexcom, Inc.	4.09	9,447	—
USD	BNP	99,215	11/17/25	DigitalOcean Holdings, Inc.	4.09	—	9,414
USD	BNP	4,087	11/17/25	DoorDash, Inc.	4.09	8	—
USD	NIP	116,058	11/30/27	DoorDash, Inc.	4.09	—	4,367
USD	BNP	322,452	11/17/25	Dropbox, Inc.	4.09	—	7,632
USD	BNP	85,003	11/17/25	Dynavax Technologies Corp.	4.09	6,453	—
USD	NIP	48,017	11/30/27	Dynavax Technologies Corp.	4.09	11,415	—
USD	BNP	230,254	11/17/25	Encore Capital Group, Inc.	4.09	—	8,742
USD	BNP	8,237	11/17/25	Enovis Corp.	4.09	43	—
USD	BNP	50,766	11/17/25	Enovix Corp.	4.09	1,091	—
USD	BNP	15,742	11/17/25	Exact Sciences Corp.	4.09	—	96
USD	NIP	110,505	11/30/27	Exact Sciences Corp.	4.09	—	7,850
USD	BNP	150,384	11/17/25	Expedia Group, Inc.	4.09	—	2,218

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 9/30/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$160,571	11/17/25	EZCORP, Inc.	4.09%	$—	$75,763
USD	BNP	45,346	11/17/25	Five9, Inc.	4.09	5,172	—
USD	BNP	365,448	11/17/25	Ford Motor Co.	4.09	—	12,082
USD	BNP	121,547	11/17/25	Fortuna Mining Corp.	4.09	—	66,151
USD	BNP	298,304	11/17/25	GameStop Corp.	4.09	—	51,857
USD	NIP	172,840	11/30/27	Granite Construction, Inc.	4.09	—	2,510
USD	BNP	148,456	11/17/25	Greenbrier Cos., Inc.	4.09	17,017	—
USD	BNP	108,440	11/17/25	Guardant Health, Inc.	4.09	—	11,429
USD	NIP	259,249	11/30/27	Guidewire Software,Inc.	4.09	8,159	—
USD	BNP	51,773	11/17/25	H World Group Ltd.	4.09	—	1,090
USD	NIP	111,965	11/30/27	H World Group Ltd.	4.09	—	11,994
USD	BNP	23,672	11/17/25	Hims & Hers Health,Inc.	4.09	—	2,160
USD	BNP	112,122	11/17/25	Impinj, Inc.	4.09	—	8,930
USD	BNP	114,017	11/17/25	indie Semiconductor, Inc.	4.09	—	5,836
USD	NIP	19,447	11/30/27	indie Semiconductor,Inc.	4.09	—	1,087
USD	BNP	33,046	11/17/25	Inotiv, Inc.	4.09	—	1,366
USD	BNP	2,640,370	11/17/25	InterDigital, Inc.	4.09	—	502,095
USD	BNP	1,851,842	11/17/25	IREN Ltd.	4.09	—	292,442
USD	HSB	932,389	04/29/27	iShares iBoxx $ High Yield Corporate Bond ETF	4.09	—	15,829
USD	BNP	21,010	11/17/25	Itron, Inc.	4.09	530	—
USD	NIP	153,554	11/30/27	Jazz Pharmaceuticals PLC	4.09	—	3,376
USD	BNP	46,944	11/17/25	JBT Marel Corp.	4.09	759	—
USD	BNP	4,392	11/17/25	KalVista Pharmaceuticals, Inc.	4.09	—	100
USD	BNP	645	11/17/25	Kite Realty Group Trust	4.09	22	—
USD	NIP	21,221	11/30/27	Kite Realty Group Trust	4.09	—	429

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 9/30/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$9,391	11/17/25	LCI Industries	4.09%	$1,131	$—
USD	NIP	28,431	11/30/27	LCI Industries	4.09	3,002	—
USD	BNP	126,094	11/17/25	LivaNova PLC	4.09	—	11,541
USD	BNP	856,920	11/17/25	Live Nation Entertainment, Inc.	4.09	—	84,621
USD	BOA	30,179	04/01/30	Lucid Group, Inc.	4.09	—	12,519
USD	BNP	1,018,353	11/17/25	Lumentum Holdings, Inc.	4.09	—	366,787
USD	NIP	153,103	11/30/27	Lumentum Holdings, Inc.	4.09	—	71,534
USD	BNP	94,876	11/17/25	Lyft, Inc.	4.09	—	4,147
USD	BNP	96,481	11/17/25	MACOM Technology Solutions Holdings, Inc.	4.09	984	—
USD	NIP	352,779	11/30/27	MACOM Technology Solutions Holdings, Inc.	4.09	—	102
USD	BNP	28,102	11/17/25	MARA Holdings, Inc.	4.09	—	2,324
USD	NIP	192,157	11/30/27	MARA Holdings, Inc.	4.09	—	4,829
USD	BNP	73,278	11/17/25	Match Group, Inc.	4.09	—	2,235
USD	BNP	20,153	11/17/25	Microchip Technology, Inc.	4.09	492	—
USD	NIP	84,237	11/30/27	Microchip Technology, Inc.	4.09	—	6,107
USD	BNP	30,674	11/17/25	Mirion Technologies, Inc.	4.09	—	3,086
USD	NIP	171,712	11/30/27	Mirum Pharmaceuticals, Inc.	4.09	685	—
USD	BNP	1,089,799	11/17/25	Nebius Group NV	4.09	—	43,068
USD	BNP	157,808	11/17/25	Norwegian Cruise Line Holdings Ltd.	4.09	6,090	—
USD	BNP	778,163	11/17/25	Nutanix, Inc.	4.09	—	17,880
USD	BNP	587,049	11/17/25	ON Semiconductor Corp.	4.09	40,360	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 9/30/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$785,520	11/17/25	Opendoor Technologies, Inc.	4.09%	$85,743	$—
USD	NIP	709,460	11/30/27	Opendoor Technologies, Inc.	4.09	24,877	—
USD	BNP	358,882	11/17/25	OSI Systems, Inc.	4.09	—	46,571
USD	BNP	107,634	11/17/25	Pacira BioSciences, Inc.	4.09	—	2,705
USD	BNP	494,918	11/17/25	Pagaya Technologies Ltd.	4.09	13,085	—
USD	BNP	18,489	11/17/25	PAR Technology Corp.	4.09	4,389	—
USD	NIP	124,912	11/30/27	PAR Technology Corp.	4.09	38,127	—
USD	BNP	4,394	11/17/25	Pebblebrook Hotel Trust	4.09	296	—
USD	BNP	293,102	11/17/25	Peloton Interactive, Inc.	4.09	—	94,688
USD	BNP	639,055	11/17/25	Penguin Solutions, Inc.	4.09	—	196,657
EUR	BNP	4,736	11/17/25	Pharming Group NV	1.93	—	80
USD	BNP	86,340	11/17/25	Pitney Bowes, Inc.	4.09	5,908	—
USD	BNP	70,139	11/17/25	Porch Group, Inc.	4.09	—	19,242
USD	BNP	10,210	11/17/25	Progress Software Corp.	4.09	—	392
USD	BNP	265,897	11/17/25	PROS Holdings, Inc.	4.09	—	126,819
USD	BNP	555,538	11/17/25	PTC Therapeutics, Inc.	4.09	—	119,178
USD	BNP	267,447	11/17/25	Q2 Holdings, Inc.	4.09	41,421	—
USD	BNP	174,437	11/17/25	RealReal, Inc.	4.09	—	39,917
USD	BNP	691	11/17/25	Repay Holdings Corp.	4.09	59	—
USD	BNP	5,970	11/17/25	Repligen Corp.	4.09	—	439
USD	NIP	161,452	11/30/27	Repligen Corp.	4.09	—	3,372
USD	BNP	6,419	11/17/25	Rubrik, Inc.	4.09	—	155
USD	NIP	89,551	11/30/27	Rubrik, Inc.	4.09	—	5,215
USD	BNP	1,236,300	11/17/25	Sea Ltd.	4.09	—	64,941
USD	BNP	84,094	11/17/25	Semtech Corp.	4.09	—	14,759
USD	NIP	229,981	11/30/27	Semtech Corp.	4.09	—	142,652
USD	BNP	163,289	11/17/25	Shift4 Payments, Inc.	4.09	17,383	—

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 9/30/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$91,261	11/17/25	Silvercorp Metals, Inc.	4.09%	$—	$62,601
USD	NIP	172,650	11/30/27	Sirius XM Holdings,Inc.	4.09	—	6,460
USD	BNP	638,669	11/17/25	Snowflake, Inc.	4.09	—	4,765
USD	BNP	848,198	11/17/25	SoFi Technologies, Inc.	4.09	—	356,946
USD	BNP	10,612	11/17/25	Solaris Energy Infrastructure, Inc.	4.09	—	1,447
USD	NIP	127,908	11/30/27	Solaris Energy Infrastructure,Inc.	4.09	—	43,385
USD	BNP	85,421	11/17/25	SSR Mining, Inc.	4.09	—	33,636
CAD	BNP	14,197	11/17/25	StorageVault Canada,Inc.	2.56	—	1,806
USD	BNP	333,400	11/17/25	Strategy, Inc.	4.09	16,614	—
USD	NIP	18,081	11/30/27	Strategy, Inc.	4.09	1,708	—
USD	NIP	864,655	11/30/27	Stride, Inc.	4.09	—	5,215
USD	BNP	813,367	11/17/25	Super Micro Computer, Inc.	4.09	—	7,097
USD	BNP	32,300	11/17/25	Tempus AI, Inc.	4.09	—	302
USD	BNP	1,785	11/17/25	Terawulf, Inc.	4.09	5	—
USD	NIP	594,254	11/30/27	Terawulf, Inc.	4.09	—	21,525
USD	BNP	506	11/17/25	Tetra Tech,Inc.	4.09	40	—
USD	NIP	137,941	11/30/27	Tetra Tech,Inc.	4.09	—	4,702
USD	BNP	555,082	11/17/25	TransMedics Group, Inc.	4.09	19,354	—
USD	BNP	713,112	11/17/25	Trip.com Group Ltd.	4.09	—	141,965
USD	BNP	430,023	11/17/25	U.S. Treasury Notes, 3.875%, 03/31/27	4.09	2,356	—
USD	BNP	1,175,208	11/17/25	U.S. Treasury Notes, 3.875%, 04/30/30	4.09	—	11,901
USD	BNP	591,613	11/17/25	U.S. Treasury Notes, 3.750%, 04/30/27	4.09	987	—
USD	BNP	845,974	11/17/25	U.S. Treasury Notes, 3.750%, 06/30/27	4.09	1,610	—
USD	BNP	668,531	11/17/25	U.S. Treasury Notes, 3.875%, 06/30/30	4.09	—	4,090

Lazard Enhanced Opportunities Portfolio (concluded)

Currency	Counter- party	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 9/30/2025	Unrealized Appreciation	Unrealized Depreciation
USD	BNP	$827,203	11/17/25	U.S. Treasury Notes, 3.875%, 07/31/27	4.09%	$3,913	$—
USD	BNP	769,628	11/17/25	Upstart Holdings, Inc.	4.09	134,097	—
USD	BNP	45,884	11/17/25	Veeco Instruments, Inc.	4.09	—	11,521
USD	NIP	215,712	11/30/27	Veeco Instruments, Inc.	4.09	—	78,524
USD	NIP	11,270	11/30/27	Vertex, Inc.	4.09	409	—
USD	BNP	85,933	11/17/25	Vishay Intertechnology, Inc.	4.09	804	—
USD	BNP	1,243,660	11/17/25	Wayfair, Inc.	4.09	—	170,439
USD	BNP	1,028,636	11/17/25	Western Digital Corp.	4.09	—	1,009,288
USD	NIP	584,170	11/30/27	Western Digital Corp.	4.09	—	806,386
USD	BNP	13,054	11/17/25	Winnebago Industries, Inc.	4.09	21	—
USD	BNP	610,769	11/17/25	WisdomTree, Inc.	4.09	—	175,634
USD	BNP	270,541	11/17/25	Xometry, Inc.	4.09	—	42,390
USD	BNP	37,940	11/17/25	Ziff Davis, Inc.	4.09	—	952
USD	BNP	59,003	11/17/25	Zscaler, Inc.	4.09	—	2,995
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements						$7,903,817	$8,414,325

>	For long position contracts, the Portfolio receives appreciation and dividends/interest and pays depreciation of the referenced entity as well as financing charges at the referenced rate. The financing charge rate for long positions is the Overnight Bank Funding Rate (OBFR) plus a spread of up to 65 basis points. For short position contracts, the Portfolio pays appreciation and dividends/ interest and receives depreciation of the referenced entity as well as financing charges at the referenced rate. Generally, the financing charge rate for short positions is the OBFR minus a spread of up to 235 basis points, with one specific position having a rate of OBFR minus a spread of 508 basis points.

Description	Shares	Fair Value
Lazard Opportunistic Strategies Portfolio
Exchange-Traded Funds | 91.1%
Commodity | 2.4%
U.S. Copper Index Fund	18,758	$562,740
Equity Funds | 67.1%
Invesco QQQ Trust, Series 1	2,477	1,487,117
iShares MSCI Japan ETF	18,847	1,511,718
iShares MSCI USA Momentum Factor ETF	4,954	1,270,453
SPDR EURO STOXX 50 ETF	16,458	1,022,371
Vanguard S&P 500 ETF	6,907	4,229,709
Vanguard S&P 500 Growth ETF	8,118	3,535,064
Vanguard S&P 500 Value ETF	13,694	2,731,542
WisdomTree Aluminium	69,956	245,515
		16,033,489
Fixed Income | 21.6%
iShares 1-3 Year Treasury Bond ETF	15,130	1,255,185
iShares 20+ Year Treasury Bond ETF	34,386	3,073,077
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,552	841,821
		5,170,083
Total Exchange-Traded Funds (Cost $16,176,510)		21,766,312

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 7.5%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $1,854,700 United States Treasury Note, 3.875%, 08/15/34, with a fair value of $1,836,161) Proceeds of $1,800,210 (Cost $1,800,000)	$1,800	$1,800,000
Description	Shares	Fair Value
Short-Term Investments | 0.4%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $97,967)	97,967	$97,967
Total Investments | 99.0% (Cost $18,074,477) (»)		$23,664,279
Cash and Other Assets in Excess of Liabilites | 1.0%		233,152
Net Assets | 100.0%		$23,897,431

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Lazard Opportunistic Strategies Portfolio (concluded)

Forward Currency Contracts open at September 30, 2025:

Currency Purchased	Quantity	Currency Sold	Quantity	Counter- party	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CNY	10,837,435	USD	1,528,830	SSB	10/16/25	$—	$5,766
USD	1,520,284	CNY	10,837,435	SSB	10/16/25	—	2,780
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$—	$8,546

Total Return Swap Agreements open at September 30, 2025 :

Currency	Counter- party	Notional Amount	Expiration Date	Receive	Pay	Rate	Payment Frequency	Unrealized Appreciation	Unrealized Depreciation
USD	GSC	$327,373	12/09/25	Net appreciation and dividends paid, on Securities in a custom momentum basket	Net depreciation, and dividend expense (if applicable), on securities in a custom momentum basket as well as financing charges at the referenced rate	SOFR+ 0.92bps	Upon Maturity(a)	$398,534	$—
USD	GSC	1,490,068	02/26/26	Net appreciation and dividends paid, on Securities in a custom momentum basket	Net depreciation, and dividend expense (if applicable), on securities in a custom momentum basket as well as financing charges at the referenced rate	SOFR+ 0.60bps	Upon Maturity(a)	—	53,835
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements								$398,534*	$53,835*

(a)	For swap agreements, the net settlement will occur on the expiration date.
*	Include net accrued dividends and financing charges of $64,525.

The following tables represent the shares of the individual securities and related fair values underlying the custom total return basket swap agreements with GSC, as of September 30, 2025:

Securities within GSCBLZEU (SOFR+0.92bps)	Shares	Fair Value
BAE Systems PLC	5,959	$165,013
Exosens SAS	100	5,072
Hensoldt AG	228	29,525
Kongsberg Gruppen ASA	1,736	55,483
Leonardo SpA	1,141	72,365
Renk Group AG	197	20,263
Rheinmetall AG	86	200,372
Saab Ab, Class B	1,054	64,319
Thales SA	406	127,079
Total Fair Value		$739,491
Securities within GSCBLZGB (SOFR+0.60bps)	Shares	Fair Value
Amazon.Com Inc.	323	$70,921
ASE Technology Holding Co. Ltd.	14,075	75,737
Bank Of America Corp.	1,639	84,556
DigitalOcean Holdings Inc.	1,963	67,056
Ferrovial SE	1,746	99,994
Intuitive Surgical Inc.	125	55,904
Lantheus Holdings Inc.	779	39,955
London Stock Exchange Group	516	59,098
Lotes Co Ltd.	1,325	67,167
Mizuho Financial Group Inc.	2,996	101,052
National Grid PLC	6,381	91,654
Onto Innovation Inc.	350	45,227
Partners Group Holding AG	49	63,616
Qbe Insurance Group Ltd.	5,960	81,201
RELX PLC	1,544	73,862
Rio Tinto Ltd.	1,027	82,927
Schrodinger Inc.	3,115	62,487
Sumitomo Mitsui Financial Group, Inc.	3,148	88,894
Taiwan Semiconductor Manufacturing Co. Ltd.	2,195	93,985
Unilever PLC	1,351	79,946
Total Fair Value		$1,485,239

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•)
Common Stocks | 80.1%
Australia | 2.5%
Aurizon Holdings Ltd.	8,774	$18,562
BHP Group Ltd.	843	23,554
Evolution Mining Ltd.	297	2,140
Fortescue Ltd.	329	4,081
Goodman Group REIT	1,622	35,316
Northern Star Resources Ltd.	194	3,060
Rio Tinto PLC	227	14,959
South32 Ltd.	950	1,725
Transurban Group	4,041	37,007
		140,404
Belgium | 0.1%
Warehouses De Pauw CVA REIT	329	8,258
Brazil | 1.6%
Allos SA	2,000	9,706
Energisa SA	1,100	10,512
Motiva Infraestrutura de Mobilidade SA	9,800	27,399
Multiplan Empreendimentos Imobiliarios SA	3,500	19,123
Suzano SA	300	2,813
Vale SA	300	3,246
Wheaton Precious Metals Corp.	68	7,610
Yara International ASA	249	9,089
		89,498
Canada | 6.0%
Agnico Eagle Mines Ltd.	126	21,239
Alamos Gold, Inc., Class A	82	2,858
Atco Ltd., Class I	940	34,028
Barrick Mining Corp.	413	13,534
Boardwalk Real Estate Investment Trust REIT	270	13,412
Canadian National Railway Co.	217	20,464
Enbridge, Inc.	525	26,486
First Capital Real Estate Investment Trust REIT	1,475	20,953
Franco-Nevada Corp.	51	11,352
Granite Real Estate Investment Trust REIT	576	32,006
Hydro One Ltd. (#)	1,404	50,089
Keyera Corp.	405	13,587
Kinross Gold Corp.	155	3,847
Description	Shares	Fair Value
Lundin Gold, Inc.	51	$3,304
Nutrien Ltd.	352	20,672
TC Energy Corp.	828	45,051
Teck Resources Ltd., Class B	43	1,886
		334,768
China | 1.8%
C&D International Investment Group Ltd.	2,000	4,598
China Overseas Land & Investment Ltd.	14,500	26,797
China Resources Land Ltd.	8,000	31,276
Hopson Development Holdings Ltd. (*)	11,368	5,048
Midea Real Estate Holding Ltd. (#)	6,800	3,937
Seazen Group Ltd. (*)	44,000	14,481
Yuexiu Property Co. Ltd.	21,000	14,084
		100,221
Finland | 0.2%
Stora Enso OYJ, R Shares	339	3,730
UPM-Kymmene OYJ	208	5,696
		9,426
France | 3.7%
Aeroports de Paris SA	114	15,117
Covivio SA REIT	250	16,861
Engie SA	1,971	42,279
Klepierre SA REIT	334	13,010
TotalEnergies SE	375	22,883
Unibail-Rodamco-Westfield REIT	204	21,513
Vinci SA	546	76,024
		207,687
Germany | 0.3%
TAG Immobilien AG	537	9,285
Vonovia SE	177	5,524
		14,809
Hong Kong | 1.4%
Henderson Land Development Co. Ltd.	2,000	7,060
Hongkong Land Holdings Ltd.	900	5,695
Kerry Properties Ltd.	1,500	4,023
Link REIT	3,300	16,975
Swire Properties Ltd.	4,400	12,518

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•) (continued)
Wharf Real Estate Investment Co. Ltd.	10,000	$29,571
		75,842
Israel | 0.1%
ICL Group Ltd.	674	4,213
Italy | 1.2%
Terna - Rete Elettrica Nazionale	6,501	66,040
Japan | 3.7%
Aeon Co. Ltd.	4,680	56,826
Daiwa House Industry Co. Ltd.	500	17,975
East Japan Railway Co.	1,300	31,856
Hankyu Hanshin Holdings, Inc.	600	17,700
Hoshino Resorts REIT, Inc.	2	3,641
Hulic Co. Ltd.	900	9,864
Industrial & Infrastructure Fund Investment Corp. REIT	17	15,611
Japan Prime Realty Investment Corp. REIT	16	11,155
Japan Real Estate Investment Corp. REIT	15	12,630
Katitas Co. Ltd.	300	5,654
Nippon Steel Corp.	1,500	6,171
Osaka Gas Co. Ltd.	600	17,392
		206,475
Luxembourg | 0.0%
ArcelorMittal SA	56	2,024
Mexico | 0.8%
Grupo Aeroportuario del Centro Norte SAB de CV	1,600	20,704
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	935	22,102
		42,806
Norway | 0.0%
Norsk Hydro ASA	408	2,765
Singapore | 1.0%
Keppel DC REIT	12,000	22,261
Parkway Life REIT	4,000	12,791
Sembcorp Industries Ltd.	4,800	22,454
		57,506
Description	Shares	Fair Value
South Africa | 0.8%
Anglo American PLC	465	$17,507
Gold Fields Ltd.	210	8,907
Growthpoint Properties Ltd. REIT	19,318	16,523
		42,937
South Korea | 0.1%
POSCO Holdings, Inc.	20	3,951
Spain | 1.4%
Aena SME SA (#)	1,230	33,701
Iberdrola SA	2,244	42,520
		76,221
Sweden | 0.1%
Boliden AB (*)	148	6,040
Switzerland | 0.1%
Allreal Holding AG	23	5,379
United Arab Emirates | 0.3%
Emaar Development PJSC	4,858	17,797
United Kingdom | 4.1%
Big Yellow Group PLC REIT	776	10,145
National Grid PLC	4,830	69,632
Segro PLC REIT	817	7,229
Severn Trent PLC	550	19,168
Shaftesbury Capital PLC REIT	27,787	53,160
SSE PLC	1,871	43,847
Tritax Big Box REIT PLC	13,514	26,283
		229,464
United States | 48.8%
Agree Realty Corp.	258	18,328
Alexandria Real Estate Equities, Inc. REIT	608	50,671
Amcor PLC	1,115	9,121
Ameren Corp.	428	44,675
American Electric Power Co., Inc.	410	46,125

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•) (continued)
American Homes 4 Rent, Class A REIT	1,019	$33,882
American Tower Corp. REIT	594	114,238
American Water Works Co., Inc.	92	12,805
Apple Hospitality REIT, Inc.	1,782	21,402
Archer-Daniels-Midland Co.	59	3,525
Atmos Energy Corp.	245	41,834
AvalonBay Communities, Inc. REIT	293	56,599
Avery Dennison Corp.	21	3,406
BP PLC	259	1,486
Brixmor Property Group, Inc.	938	25,964
CareTrust REIT, Inc.	756	26,218
CF Industries Holdings, Inc.	102	9,149
Cheniere Energy, Inc.	264	62,035
Chevron Corp.	34	5,280
CMS Energy Corp.	111	8,132
ConocoPhillips	148	13,999
Consolidated Edison, Inc.	244	24,527
Constellation Energy Corp.	31	10,201
Corteva, Inc.	312	21,101
Coterra Energy, Inc.	597	14,119
Crown Castle, Inc.	1,072	103,437
CSX Corp.	904	32,101
CubeSmart	351	14,272
Darling Ingredients, Inc. (*)	89	2,747
Devon Energy Corp.	71	2,489
Digital Realty Trust, Inc. REIT	329	56,878
Dominion Energy, Inc.	583	35,662
DTE Energy Co.	73	10,324
Duke Energy Corp.	234	28,957
EastGroup Properties, Inc. REIT	180	30,467
Energy Transfer LP	3,488	59,854
Entergy Corp.	618	57,591
Enterprise Products Partners LP	2,013	62,947
EOG Resources, Inc.	12	1,345
Equinix, Inc. REIT	94	73,625
Equity LifeStyle Properties, Inc. REIT	175	10,623
Equity Residential REIT	511	33,077
Essex Property Trust, Inc. REIT	53	14,186
Exelon Corp.	480	21,605
Extra Space Storage, Inc. REIT	196	27,624
Exxon Mobil Corp.	213	24,016
Ferrovial SE	1,132	65,157
First Industrial Realty Trust, Inc.	610	31,397
FMC Corp.	107	3,598
Freeport-McMoRan, Inc.	406	15,923
Description	Shares	Fair Value
Halliburton Co.	63	$1,550
Host Hotels & Resorts, Inc. REIT	1,401	23,845
Ingredion, Inc.	121	14,775
International Paper Co.	34	1,578
Invitation Homes, Inc. REIT	597	17,510
Iron Mountain, Inc. REIT	210	21,407
Kinder Morgan, Inc.	1,107	31,339
Marathon Petroleum Corp.	33	6,360
Mid-America Apartment Communities, Inc. REIT	404	56,451
Mosaic Co.	152	5,271
National Storage Affiliates Trust	277	8,371
Newmont Corp.	282	23,775
NextEra Energy, Inc.	610	46,049
NiSource, Inc.	871	37,714
NNN REIT, Inc.	484	20,604
Norfolk Southern Corp.	87	26,136
Nucor Corp.	63	8,532
Omega Healthcare Investors, Inc.	652	27,527
ONEOK, Inc.	212	15,470
Packaging Corp. of America	18	3,923
Park Hotels & Resorts, Inc. REIT	447	4,953
Phillips 66	48	6,529
Pinnacle West Capital Corp.	91	8,159
Prologis, Inc.	999	114,405
Public Storage REIT	130	37,550
Realty Income Corp. REIT	538	32,705
Regency Centers Corp. REIT	418	30,472
Reliance, Inc.	16	4,493
Ryman Hospitality Properties, Inc. REIT	98	8,780
SBA Communications Corp. REIT	501	96,868
Schlumberger NV	44	1,512
Scotts Miracle-Gro Co.	27	1,538
Sealed Air Corp.	156	5,515
Shell PLC	482	17,161
Simon Property Group, Inc. REIT	347	65,121
SL Green Realty Corp. REIT	479	28,649
STAG Industrial, Inc.	227	8,011
Steel Dynamics, Inc.	47	6,553
Sunstone Hotel Investors, Inc. REIT	1,314	12,312
Targa Resources Corp.	361	60,482
Union Pacific Corp.	244	57,674
Valero Energy Corp.	41	6,981
Ventas, Inc. REIT	940	65,791
WEC Energy Group, Inc.	122	13,980
Welltower, Inc. REIT	400	71,256

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•) (continued)
Xcel Energy, Inc.	754	$60,810
		2,725,171
Zambia | 0.0%
First Quantum Minerals Ltd. (*)	133	3,008
Total Common Stocks (Cost $3,837,023)		4,472,710
Exchange-Traded Funds | 2.1%
iShares Gold Trust (~)	795	57,852
iShares Silver Trust (~)	1,443	61,140
Total Exchange-Traded Funds (Cost $75,919)		118,992
Preferred Stocks | 0.0%
Brazil | 0.0%
Petroleo Brasileiro SA – Petrobras (Cost $2,916)	500	2,955
Rights | 0.0%
Singapore | 0.0%
Keppel DC REIT, CVR, 10/13/25i (*), (¢) (Cost $0)	960	112
Description	Shares	Fair Value
Short-Term Investments | 13.5%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $751,106)	751,106	$751,106
Total Investments | 95.7% (Cost $4,666,964)		$5,345,875
Cash and Other Assets in Excess of Liabilities | 4.3%		237,417
Net Assets | 100.0%		$5,583,292

(•)	Lazard Real Assets Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 1.6% of net assets of the Portfolio.
(*)	Non-income producing security.
(~)	The security is owned by Lazard Real Assets Portfolio Ltd., a wholly-owned subsidiary of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

Lazard Real Assets Portfolio (•) (concluded)

Total Return Swap Agreements open at September 30, 2025 (~):

Currency	Counter- party	Notional Amount	Expiration Date	Receive	Pay	Payable	Payment Frequency	Unrealized Appreciation	Unrealized Depreciation
USD	GSC	$1,004,002	07/29/26	Appreciation, and dividends paid, on commodities in a custom momentum basket	0.00%	Depreciation and dividend expenses (if applicable), on commodities in a custom momentum basket	Upon Maturity(a)	$16,002	$—

(~)	The security is owned by Lazard Real Assets Portfolio Ltd., a wholly-owned subsidiary of the Portfolio.
(a)	For swap agreements, the net settlement will occur on the expiration date.

The following table represents the commodity exposure expressed as a percentage of the notional amount of the custom total return basket swap agreements with GSC, as of September 30, 2025:

Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount
Aluminum	BCOMAL	8.29%
Brent Crude	BCOMCO	11.37
Coffee	BCOMKC	6.59
Copper	BCOMHG	11.30
Corn	BCOMCN	7.83
Cotton	BCOMCT	1.14
Crude Oil	BCOMCL	8.71
Gasoline (RBOB)	BCOMRB	2.40
Gold	BCOMGC	0.17
Heating Oil	BCOMHO	9.14
Kansas Wheat	BCOMKW	0.01
Lean Hogs	BCOMLH	0.19
Live Cattle	BCOMLC	6.35
Natural Gas	BCOMNG	0.87
Nickel	BCOMNI	3.00
Silver	BCOMSI	0.01
Soy Meal	BCOMSM	4.70
Soybeans	BCOMSY	8.09
Sugar	BCOMSB	1.65
Wheat	BCOMWH	3.31
Zinc	BCOMZS	4.88
Total		100.00%

The Lazard Funds, Inc. Notes to Portfolios of Investments
September 30, 2025 (unaudited)

Asset Class/Sector	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio
Communication Services	7.6%	8.9%	10.5%	8.9%
Consumer Discretionary	16.5	14.7	13.0	9.3
Consumer Staples	2.9	5.2	3.7	6.8
Energy	2.8	4.4	3.6	5.4
Financials	18.1	19.8	21.9	24.8
Health Care	2.3	2.2	3.6	4.1
Industrials	9.8	11.7	7.2	6.2
Information Technology	36.4	28.1	25.5	21.6
Materials	1.0	3.2	6.5	6.6
Real Estate	—	3.1	1.2	—
Utilities	0.6	—	2.4	1.6
Other (includes short-term investments)	2.0	-1.3	0.9	4.7
Total	100.0%	100.0%	100.0%	100.0%

Asset Class/Sector	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard International Equity Portfolio
Communication Services	10.9%	4.7%	1.5%	4.1%
Consumer Discretionary	17.1	9.8	—	11.0
Consumer Staples	9.9	8.0	—	7.3
Energy	—	—	—	1.0
Financials	19.2	18.4	—	21.9
Health Care	10.6	9.9	—	9.1
Industrials	10.3	16.4	30.7	19.5
Information Technology	4.7	30.1	—	10.9
Materials	—	0.6	—	7.6
Real Estate	—	—	7.2	0.9
Utilities	16.1	—	53.6	2.9
Other (includes short-term investments)	1.2	2.1	7.0	3.8
Total	100.0%	100.0%	100.0%	100.0%

Asset Class/Sector	Lazard Global Small Cap Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Strategic Equity Portfolio
Communication Services	4.1%	5.7%	9.2%	3.2%
Consumer Discretionary	18.5	11.8	7.5	8.3
Consumer Staples	6.9	3.8	7.0	9.1
Energy	3.3	0.9	—	—
Financials	16.2	27.1	16.2	26.3
Health Care	7.8	6.9	9.4	7.9
Industrials	20.9	20.7	22.0	22.7
Information Technology	17.1	14.8	26.0	12.3
Materials	3.1	3.8	—	3.1
Real Estate	1.5	1.0	—	—
Utilities	—	1.3	—	3.2
Other (includes short-term investments)	0.6	2.2	2.7	3.9
Total	100.0%	100.0%	100.0%	100.0%

Asset Class/Sector	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small Cap Equity Select Portfolio
Communication Services	13.7%	5.2%	4.8%
Consumer Discretionary	20.7	9.6	12.8
Consumer Staples	4.0	2.5	3.4
Energy	—	2.2	3.6
Financials	14.7	19.6	17.4
Health Care	4.7	11.2	14.9
Industrials	4.0	12.4	18.4
Information Technology	37.2	28.4	16.0
Materials	—	2.2	3.3
Real Estate	—	2.6	4.4
Other (includes short-term investments)	1.0	4.1	1.0
Total	100.0%	100.0%	100.0%

Asset Class/Sector	Lazard US Convertibles Portfolio	Lazard US High Yield Portfolio	Lazard US Short Duration Fixed Income Portfolio
Communication Services	13.3%	20.9%	2.3%
Consumer Discretionary	7.3	19.9	6.8
Consumer Staples	13.4	16.8	2.1
Energy	1.1	14.1	2.1
Financials	13.0	3.8	20.3
Industrials	8.8	9.0	3.8
Information Technology	28.9	5.9	1.9
Materials	2.2	4.4	—
Mortgage-Backed Securities	—	—	4.4
U.S. Government Securities	—	—	3.2
U.S. Treasury Securities	—	—	51.7
Utilities	9.7	3.3	—
Other (includes short-term investments)	2.3	1.9	1.4
Total	100.0%	100.0%	100.0%

Asset Class/Sector	Lazard Enhanced Opportunities Portfolio	Lazard Opportunistic Strategies Portfolio	Lazard Real Assets Portfolio
Commodity	—%	2.4%	—%
Communication Services	6.8	6.1	—
Consumer Discretionary	6.5	6.8	—
Consumer Staples	14.9	3.4	1.4
Energy	—	1.4	8.9
Exchange-Traded Funds	—	—	2.1
Financials	4.6	9.7	—
Fixed Income	—	21.6	—
Health Care	—	5.1	—
Industrials	1.5	9.7	9.2
Information Technology	11.7	20.8	—
Materials	—	1.7	6.2
Real Estate	0.2	0.9	38.1
U.S. Treasury Securities	45.8	—	—
Utilities	—	1.5	16.3
Other (includes short-term investments)	8.0	8.9	17.8
Total	100.0%	100.0%	100.0%

Security Abbreviations:
ADR	— American Depositary Receipt
CDI	— CHESS Depositary Interest
CVR	— Contingent Value Rights
ETF	— Exchange-Traded Fund
GDR	— Global Depositary Receipt
JSC	— Joint Stock Company
NVDR	— Non-Voting Depository Receipt
PJSC	— Public Joint Stock Company
QSC	— Qatar Shareholder Company
REITs	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNY	— Chinese Renminbi
EUR	— Euro
GBP	— British Pound Sterling
HKD	— Hong Kong Dollar
NZD	— New Zealand Dollar
USD	— United States Dollar
Counterparty Abbreviations:
BNP	— BNP Paribas SA
BNY	— Bank of New York Mellon
BOA	— Bank of America N.A.
CAN	— Canadian Imperial Bank of Commerce
CIT	— Citibank N.A.
GSC	— Goldman Sachs International
HSB	— HSBC Bank USA N.A.
MSC	— Morgan Stanley & Co.
NIP	— Nomura International Plc
RBC	— Royal Bank of Canada
SCB	— Standard Chartered Bank
SSB	— State Street Bank & Trust Co.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 24, 2025

By:	/s/ Christina Kennedy
Christina Kennedy
Chief Financial Officer

Date: November 24, 2025